As filed with the SEC on April 28, 1998
Registration No. 33-54924
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]
Pre-Effective Amendment No.          [  ]
Post-Effective Amendment No.    6    [ X ]
REGISTRATION STATEMENT UNDER THE INVESTMENT
 COMPANY ACT OF 1940   [ X ]
Amendment No. 8
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor)
One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)
Depositor's telephone number: 1-800-544-8888
____________________________________________
RODNEY R. ROHDA
Chairman
Empire Fidelity Investments Life Insurance Company
One World Financial Center
New York, New York 10281
(Name and address of agent for service)
_________________________________________
Copy to:
MICHAEL BERENSON
JORDEN BURT BOROS CICCETTI BERENSON & JOHNSON LLP
1025 Thomas Jefferson Street
Suite 400 East
Washington, D.C. 20007
_________________________________________
 .Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities. Registrant's Rule 24f-2 Notice for the fiscal year ending December 31, 1997 was filed March 30, 1998.
It is proposed that this filing will become effective (check appropriate space):
      immediately upon filing pursuant to paragraph (b) of rule 485
  x on April 29, 1998, pursuant to paragraph (b) (1) (v) of rule 485 60 days after filing pursuant to paragraph (a) (1) of rule 485
      on            , pursuant to paragraph (a) (1) of rule 485
      75 days after filing pursuant to paragraph (a) (2) of rule 485
      on            , pursuant to paragraph (a) (2) of rule 485 Page _
of _
 Exhibit Index Appears on Page __

CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4
Part A
Item N-4 Item Heading in Prospectus.
Item 1.  Cover Page              Cover Page
Item 2.  Definitions             Glossary
Item 3.  Synopsis or Highlights  Summary of the Contract
Item 4.  Condensed Financial
         Information             Not Applicable
Item 5.  General Description of
         Registrant, Depositor,  Facts About EFILI,
         and The Portfolio
         Companies               The Variable Account, and the Funds

        (a)  Depositor           EFILI
        (b)  Registrant          The Variable Account
        (c)  Portfolio Company   The Funds
        (d)  The Funds           The Funds
        (e)  Voting              Voting Rights
        (f)  Administrator       Charges

Item 6.  Deductions and
         Expenses                Charges

         a)  Deductions          Charges; Premium Taxes
         b)  Sales Load          Not applicable
         c)  Special purchase
             plans               Not applicable
         d)  Commissions         Selling the Contracts
         e)  Registrant's
             expenses            Charges
         f)  Portfolio company
             deductions and
             expenses            The Funds
         g)  Organizational
             expenses            Not applicable

Item 7. General Description of Variable Annuity Contracts

         a)  Rights             Summary of the Contract;
                                Investments Allocation of Your
                                Purchase Payment; Death Benefit;
                                Facts About the Contract; Types of
                                Annuity Income Options; Voting
                                Rights; Other Contract Provisions
         b)  Provisions and
             limitations        Investment Allocation of Your
                                Purchase Payment; Free Look
                                Privilege
         c)  Changes in
             contracts or
             operations         Changes in Investment Options
         d)  Contract owner
             inquiries          Cover Page
Item 8. Annuity Period

         a)  Level of benefits  Fixed, Variable or Combination
                                Annuity Income; Types of Annuity
                                Income Options
         b)  Annuity
             commencement date  Annuity Income Dates
         c)  Annuity payments   Types of Annuity Income Options
         d)  Assumed investment
             return             Fixed, Variable or Combination
                                Annuity Income
         e)  Minimums           Cover Page, Summary of the
                                Contract
         f)  Rights to change
             options or
             transfer contract  Investment Allocation of Your
             value              Purchase Payment

Item 9. Death Benefit

         a)  Death benefit
             Calculation        Death Benefit
         b)  Forms of benefits  Death Benefit; Types of Annuity
                                Options; Fixed, Variable, or
                                Combination Annuity Income
Item 10.  Purchases and Contract Values
         a)  Procedures for
             purchases          Purchase of a Contract
         b)  Accumulation unit
             value              Not applicable
         c)  Calculation of
             accumulation unit
             value              Not applicable
         d)  Principal
             underwriter        Selling the Contracts
Item 11.  Redemptions
         a)  Redemptions
             procedures         Not applicable

         b)  Texas Optional
             Retirement
             Program            Not Applicable
         c)  Delay              Postponement of Benefits
         d)  Lapse              Not Applicable
         e)  Revocation rights  Free Look Privilege
Item 12.  Taxes

         a)  Tax Consequences   Tax Considerations
         b)  Qualified plans    Tax Considerations
         c)  Impact of taxes    Tax Considerations
Item 13.  Legal Proceedings     Litigation

Item 14.  Table of Contents
          for Statement of      Table of Contents for Statement of
          Additional
          Information           Additional Information

Part B
Item N-4 Item Heading in Statement of Additional Information.
Item 15.  Cover Page            Cover Page
Item 16.  Table of Contents     Table of Contents
Item 17.  General Information
          and History

          a)  Name Change       Not Applicable
          b)  Attributions of
              Assets            Not Applicable
          c)  Control of
              Depositor         EFILI (Prospectus)

Item 18.  Services
          a)  Fees, expenses
              and costs         Fee Table (prospectus); Charges
                                (prospectus); The Funds (prospectus)
          b)  Management -
              related services  Service Agreements
          c)  Custodian and
              independent
              public
              accountant        Independent Accountants
          d)  Other
              custodianship     Safekeeping of Variable Account
                                Assets
          e)  Administrative
              servicing agent   Not applicable
          f)  Depositor as
              principal
              Underwriter       Not Applicable
Item 19.  Purchase of Securities Being Offered

          a)  Manner of
              Offering          Distribution of the Contracts; Selling
                                the Contracts; (prospectus)
          b)  Sales Load        Not applicable

Item 20.  Underwriters
          a)  Depositor or
              affiliate as
              principal
              underwriter       Selling the Contracts (prospectus)
          b)  Continuous
              Offering          Distribution of Contracts
          c)  Underwriting
              commissions       Not Applicable
          d)  Payments to
              underwriter       Not Applicable
Item 21.  Calculation of
          Performance Data      Performance
Item 22.  Annuity Payments      Fixed, Variable or Combination
                                Annuity Income
Item 23.  Financial Statements
          a)  Registrant        Financial Statements
          b)  Depositor         Financial Statements


PART B
INFORMATION REQUIRED IN A STATEMENT
OF ADDITIONAL INFORMATION

PROSPECTUS

1.INCOME ADVANTAGE

This prospectus describes a single premium immediate variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company ("EFILI," "we" or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments. Under the Contract, we provide lifetime annuity income to you (the "Annuitant") at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant"). You may choose a guaranteed minimum number of years of annuity income.
There are three types of Contracts. You may purchase a "Non-qualified Contract" with money from any source. In addition, you may purchase a "Qualified Contract" that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b) plans, 401(k) plans, or IRAs. You may also arrange with your employer to purchase a "Tax-Sheltered Annuity Contract" using money from a 403(b) tax-sheltered annuity plan.
You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000. You allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two. If you allocate all or a portion to variable annuity income, you may choose one or more of the thirteen Investment Options of the Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). Amounts allocated to the Investment Options will result in annuity income that varies in amount according to the investment results of the Investment Options. The Investment Options invest in the mutual fund portfolios ("Portfolios") of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III (the "Fidelity Funds"). Fidelity Management & Research Company ("FMR") manages the Fidelity Funds. The
   Investment Options     also invest in the mutual fund portfolios of
corresponding portfolios of other eligible funds the    "    Other
Funds"   .     All mutual fund portfolios available in this prospectus
are collectively known as    t    he    "    Funds". Additional
Investment Options may be added in the future.
For a Non-qualified Contract, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For Qualified Contracts and Tax-Sheltered Annuity Contracts the entire amount of annuity income each year will generally be taxable. For a more detailed discussion of the tax treatment of annuity income, see TAX CONSIDERATIONS on page .
The portion of your Purchase Payment that you allocate to the Investment Options will be allocated to the Money Market Investment Option for a brief initial period. This "Money Market Period" ends on the day that EFILI estimates or calculates to be ten days after you receive your Contract. For most Contracts, EFILI estimates that you receive your Contract five days after it is mailed to you. For Contracts with large Purchase Payments, EFILI may determine the actual date you receive your Contract.
This prospectus provides information that you should know before purchasing a Contract. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange
Commission in a Statement of Additional Information dated    April 30,
1998    . The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling EFILI at 800-544-2442. The table of contents of the Statement of Additional Information appears on page .
LIKE ALL VARIABLE ANNUITIES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE.
    IT IS NOT VALID UNLESS ACCOMPANIED BY    EITHER     THE CURRENT
PROSPECTUS FOR THE MONEY MARKET    INVESTMENT OPTION OR THE
PROSPECTUSES FOR ALL THE INVESTMENT OPTIONS     AVAILABLE IN THE
CONTRACT.
FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS
Nationally  1-800-544-2442
Date:    April 30    , 199   8
PROSPECTUS CONTENTS

GLOSSARY
Summary of the Contract

FACTS ABOUT EFILI, THE VARIABLE ACCOUNT AND THE FUNDS
EFILI
The Variable Account
The Funds

FACTS ABOUT THE CONTRACT
Purchase of a Contract
Free Look Privilege
Investment Allocation of Your Purchase Payment
Charges
Annuity Income Dates
Signature Guarantee
Death Benefit
Fixed, Variable or Combination Annuity Income
Benchmark Rate of Return
Types of Annuity Income Options
Reports

MORE ABOUT THE CONTRACT
Tax Considerations
Other Contract Provisions
Selling the Contracts
Postponement of Benefits

MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS
Changes in Investment Options
Net Rate of Return for an Investment Option
Voting Rights
Resolving Material Conflicts
Performance
Litigation
Appendix    -     Illustrations of Values
Table of Contents of the Statement of Additional Information

THE CONTRACT IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY
REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE
CONTAINED IN THIS PROSPECTUS.

2.GLOSSARY

ANNUITANT    -     You are the Annuitant. You receive lifetime income.
For Qualified Contracts and Tax-Sheltered Annuity Contracts all annuity income must be received only by you during your lifetime. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. You must also be an Owner.
ANNUITY INCOME DATES    -     The dates we determine the amount of
annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual or annual.
ANNUITY INCOME UNIT    -     A unit of measure used to calculate the
amount of variable annuity income.
BENCHMARK RATE OF RETURN    -     The return that is assumed in the
calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract.
The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the performance (after all expenses) of the Investment Options you choose matches the benchmark, annuity income will stay constant. If the performance exceeds the benchmark, annuity income will increase. If performance falls below the benchmark, annuity income will decrease.
If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.
You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law.
BENEFICIARY(IES)    -     The person(s) who may receive certain
benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.
CODE    -     The Internal Revenue Code of 1986, as amended.
CONTRACT    -     A Contract designed to provide you and the Joint
Annuitant (if any) with annuity income for your life (or lives) beginning with the first Annuity Income Date.
CONTRACT DATE    -     The date your Contract becomes effective. This
will be stated in your Contract.
FUNDS    -     Variable Insurance Products Fund, Variable Insurance
Products Fund II, Variable Insurance Products Fund III and Other Funds available in the Contract.
INVESTMENT OPTIONS    -     The Subaccounts   .
IRA    -     Refers generally to both an Individual Retirement Account
and an Individual Retirement Annuity as defined in Sections 408(a) and
(b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.
JOINT ANNUITANT    -     The Joint Annuitant (if any), receives
lifetime annuity income. However, for Qualified Contracts and Tax-Sheltered Annuity Contracts, all annuity income must be received only by the Annuitant during the Annuitant's lifetime. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts and Tax-Sheltered Annuity Contracts the Joint Annuitant may not be an Owner.
NET RATE OF RETURN    -     An index used to measure the investment
performance of an Investment Option from one Valuation Period to the next.
NON-QUALIFIED CONTRACT    -     A Contract other than a Qualified
Contract or Tax-Sheltered Annuity Contract. This type of Contract may be purchased with money from any source.
OWNER(S)    -     The person(s) who have certain rights under the
Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract or Tax-Sheltered Annuity Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant (if any), may ever be Owners.
PORTFOLIO    -     An investment portfolio of a Fund.
QUALIFIED CONTRACT    -     A Contract that qualifies as an Individual
Retirement Annuity under Section 408(b) of the Code.
TAX-SHELTERED ANNUITY CONTRACT    -     A Contract purchased with
money in a tax-sheltered annuity under section 403(b) of the Code.
VALUATION PERIOD    -     The period of time from the time Annuity
Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.
VARIABLE ACCOUNT    -     Empire Fidelity Investments Variable Annuity
Account A.
YOU    -     The Annuitant. The Annuitant is always an Owner.

THIS PAGE INTENTIONALLY LEFT BLANK

3.SUMMARY OF THE CONTRACT

The purpose of this variable annuity contract is to provide periodic annuity income for your life, or for your life and the life of a Joint Annuitant. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income. See TYPES OF ANNUITY INCOME OPTIONS on page . You may choose annuity income that is entirely fixed, entirely variable, or a combination of fixed and variable. See FIXED, VARIABLE OR COMBINATION ANNUITY INCOME on page . We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant (if any). We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select. The Investment Options invest in mutual fund portfolios that are managed by Fidelity Management & Research Company ("FMR"), Morgan Stanley Asset Management Inc., ("Morgan Stanley"), Pilgrim Baxter &
Associates, Ltd. or    Pilgrim Baxter Value Investors, Inc.,
("PBHG"), Strong Capital Management, Inc. ("Strong") and Warburg
Pincus    Asset Management    , Inc. ("Warburg Pincus").
You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. EFILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time. You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The portion of your Purchase Payment allocated to variable annuity income will be placed in the Money Market Investment Option during the Money Market Period, and you may currently reallocate among the variable Investment Options at any time after the end of the Money Market Period.
You may return the Contract for a refund during the free look period (see FREE LOOK PRIVILEGE on page ). ONCE THE FREE LOOK PERIOD EXPIRES, THE CONTRACT MAY NOT BE RETURNED FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See DEATH BENEFIT on page .
There are three types of Contracts. You may purchase a Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b) plans, 401(k) plans, or IRAs. You may also arrange with your employer to purchase a Tax-Sheltered Annuity Contract using money from a 403(b) tax-sheltered annuity plan.
Under the Contract, we will distribute lifetime annuity income to you or to you and the Joint Annuitant. The Federal income tax laws have a special requirement for Qualified and Tax-Sheltered Annuity Contracts that have a Joint Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.
You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified Contracts and Tax-Sheltered Annuity Contracts you must be the only Owner.
There are currently twenty-eight variable Subaccounts. Five Subaccounts invest in the shares of one of the mutual fund portfolios of Variable Insurance Products Fund. The Variable Insurance Products Fund currently offers a Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio. Five
   Investment Options     invest exclusively in shares of one of the
mutual fund portfolios of Variable Insurance Products Fund II. The Variable Insurance Products Fund II currently offers an Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Asset Manager: Growth Portfolio and Contrafund Portfolio. Three
   Investment Options     invest exclusively in shares of one of the
mutual fund portfolios of Variable Insurance Products Fund III. The Variable Insurance Products Fund III currently offers a Growth & Income Portfolio, Balanced Portfolio, and Growth Opportunities
Portfolio. The remaining    Investment Options     invest in shares of
one of the mutual fund portfolios of Morgan Stanley, PBHG, Strong or Warburg Pincus.
We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in the Contract. Please retain the Contract together with its attached application. Together they are the entire agreement between you and EFILI.
4.FEE TABLE
This information is intended to help you understand the various costs and expenses that a Contract will bear directly or indirectly. It reflects expenses of the Variable Account as well as the Portfolios. The tables below do not reflect any deductions for taxes. Any applicable premium taxes are deducted from a Contract on the Contract Date. See CHARGES on page of this prospectus for additional information.
CONTRACT EXPENSES
NONE
SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of Portfolio average net assets)
 Mortality and Expense Risk Charge        0.75%
 Account Fees and Expenses:
 Administrative Charge                    0.25%
 Total Separate Account Annual Expenses   1.00%
PORTFOLIO ANNUAL EXPENSES
(as a percentage of Portfolio average net assets)
                           MANAGEMENT OTHER    TOTAL ANNUAL
                           FEES       EXPENSES EXPENSES
   FIDELITY1
ASSET MANAGER                   0.55% 0.10%    0.65%
MONEY MARKET                    0.21% 0.10%    0.31%
INVESTMENT GRADE BOND           0.44% 0.14%    0.58%
HIGH INCOME                     0.59% 0.12%    0.71%
EQUITY-INCOME                   0.50% 0.08%    0.58%
INDEX 500                       0.24% 0.04%    0.28%2
GROWTH                          0.60% 0.09%    0.69%
OVERSEAS                        0.75% 0.17%    0.92%
ASSET MANAGER: GROWTH           0.60% 0.17%    0.77%
CONTRAFUND                      0.60% 0.11%    0.71%
GROWTH OPPORTUNITIES            0.60% 0.14%    0.74%
BALANCED                        0.45% 0.16%    0.61%
GROWTH & INCOME                 0.49% 0.21%    0.70%
MORGAN STANLEY
EMERGING MARKETS DEBT           0.09% 1.21%    1.30%3
EMERGING MARKETS EQUITY         0.00% 1.75%    1.75%3
GLOBAL EQUITY                   0.00% 1.15%    1.15%3
INTERNATIONAL MAGNUM            0.00% 1.15%    1.15%3
PBHG
SELECT 20                       0.61% 0.59%    1.20%4
GROWTH II                       0.61% 0.59%    1.20%4
LARGE CAP VALUE                 0.05% 0.95%    1.00%4
SMALL CAP VALUE                 0.74% 0.46%    1.20%4
TECHNOLOGY & COMMUNICATIONS     0.58% 0.62%    1.20%4
STRONG
DISCOVERY FUND II               1.00% 0.18%    1.18%
GROWTH FUND II                  1.00% 0.20%    1.20%5
OPPORTUNITY FUND II             1.00% 0.15%    1.15%
WARBURG PINCUS
INTERNATIONAL EQUITY            1.00% 0.35%    1.35%6
POST-VENTURE CAPITAL            1.07% 0.33%    1.40%6
SMALL COMPANY GROWTH            0.90% 0.24%    1.14%6

1) A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. In addition, certain Funds have entered into arrangements with their custodian and transfer agent whereby
interest earned on uninvested cash balances    was     used to reduce
custodian expenses. Including these reductions, the total operating
expenses presented in the table would have been .5   7    % for
Equity-Income Portfolio, .67% for Growth Portfolio, .9   0    % for
Overseas Portfolio, .   64    % for Asset Manager Portfolio,
 .   68    % for Contrafund Portfolio, .   76    % for Asset Manager:
Growth Portfolio, .7   3    % for Growth Opportunities Portfolio,
 .   60    % for Balanced Portfolio    and .71% for High Income
Portfolio    .
   2) FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the Fund's management fee, other expenses and total expenses would have been
 .27%, .13% and .40%, respectively.
   3) Morgan Stanley Asset Management Inc. ("MSAM") with respect to the Portfolios, has voluntarily agreed to waive receipt of its management fees and agreed to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed the respective percentage of average daily net assets. MSAM may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, "Management Fees", "Other Expenses" and "Total Annual Expenses", respectively, would be as follows: Emerging Markets Debt Portfolio - 0.80%, 1.26%, 2.06%; Emerging Markets Equity Portfolio - 1.25%, 2.62%, 4.12%%; Global Equity Portfolio - 0.80%, 1.63%, 2.43%; International Magnum Portfolio
- 0.80%, 1.98%, 2.78%.
   4) Pilgrim Baxter & Associates, Ltd. (the "Adviser") has voluntarily agreed to waive or limit it's Advisory Fees or assume Other Expenses in an amount that operates to limit Total Operating Expenses of the Portfolios to not more than of the 1.20% of the average daily net assets of the Growth II, Small Cap Value, Technology & Communications and Select 20 Portfolios and to not more than 1.00% of the average daily net assets of the Large Cap Value Portfolio, through December 31, 1998. Total Operating Expenses include, but are not limited to, expenses such as investment advisory fees, transfer agent fees and legal fees. Such waivers of Advisory fees and possible assumptions of Other Expenses by the Adviser is subject to a possible reimbursement by the Portfolios in future years if such reimbursement can be achieved within foregoing annual expense limits. Such fee waiver/expense reimbursement arrangements may be modified or terminated at any time after December 31, 1998. Absent such fee waivers/expense reimbursements the Advisory Fees and estimated Total Operating Expenses for the Growth II, Small Cap Value, Large Cap Value, Technology & Communications and Select 20 Portfolios would be 0.85% and 1.44%; 1.00% and 1.46%; .65% and 1.60%; .85% and 1.47%; and
 .85% and 1.44%, respectively.
   5) Strong Capital Management, Inc., the investment Adviser, has voluntarily agreed to cap the Fund's total operating expenses at 1.20%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.
   6) Management Fees, Other Expenses and Total Annual Expenses for the International Equity, Post-Venture Capital and Small Company Growth Portfolios are based on actual expenses for the fiscal year ended December 31, 1997, net any fee waivers or expense reimbursements. Without such waivers or reimbursements, Management Fees would have equaled 1.00%, 1.25% and 0.90%, Other Expenses would have equalled 0.40%, 0.33% and 0.27% and Total Annual Expenses would have equalled 1.40%, 1.58% and 1.15% for the International Equity and Small Company Growth Portfolios, respectively. The Portfolios' investment Adviser and co-administrator have undertaken to limit each Portfolio's Total Annual Expenses to the limits shown in the table above through December 31, 1998.

5.FACTS ABOUT EFILI,
THE VARIABLE ACCOUNT AND THE FUNDS

EFILI
EFILI is a stock life insurance company organized under the laws of the State of New York on May 1, 1991. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Through ownership of voting common stock, Edward C. Johnson 3d, Johnson family members, and various trusts for the benefit of Johnson family members form a controlling group with respect to FMR Corp. EFILI's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 200 Liberty Street, One World Financial Center, New York, New York 10281.
THE VARIABLE ACCOUNT
Empire Fidelity Investments Variable Annuity Account A was established as a separate investment account on July 15, 1991. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.
The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.
EFILI owns the assets in the Variable Account. The assets of the Variable Account are kept separate from EFILI's general account assets and from any other separate accounts EFILI may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business EFILI conducts. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of EFILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, EFILI may transfer the excess to its general account. EFILI is obligated to provide all benefits under the Contracts.
THE FUNDS
FIDELITY
The    Fidelity     Funds are Variable Insurance Products Fund,
Variable Insurance Products Fund II, and Variable Insurance Products Fund III. Each Fund is an open-end, diversified management investment company organized by FMR and is the type of investment company commonly known as a series mutual fund.
The investment objectives of the Portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III are described below. There is of course no assurance that any Portfolio will meet its investment objective. Following the description of each Portfolio is a graph showing how your annuity income can fluctuate based on past investment performance
through December 31,    1997    . Each graph shows the effect that the
Portfolio's investment performance would have had if a Contract with a Benchmark Rate of Return of 5.0%, providing an initial monthly annuity income of $500, was purchased on the date the Portfolio commenced operations. Annuity income increases for a given month if the annualized Net Rate of Return for that month is higher than the Benchmark Rate of Return, and decreases for a given month if the annualized Net Rate of Return is lower than the Benchmark Rate of Return. The Purchase Payment necessary for an initial monthly annuity income of $500 will vary depending on the age and sex of the Annuitant (and Joint Annuitant, if any), the annuity income option and the first Annuity Income Date. Suppose a 65 year old male who lives in a state that does not charge a premium tax wishes to purchase $500 of initial monthly variable annuity income beginning on the Contract Date. If there is no Joint Annuitant and no guarantee period and he chooses a 5% Benchmark Rate of Return, the Purchase Payment needed would be
$   74,036    . If the purchaser were female, the Purchase Payment
necessary would be $   82,932    . This is because females have a
longer life expectancy than males.
All the graphs take into account all charges under the Contract and the actual expenses of the Portfolios.
The graphs for the Other Funds are not available

N.EFIA
7
6.THE PORTFOLIOS

ASSET MANAGER PORTFOLIO of Variable Insurance Products Fund II seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term, fixed income
instruments.    The fund may be appropriate for investors who want to
diversify among domestic and foreign stocks, bonds, short-term instruments and other types of securities. The fund spreads its assets among all three asset classes, moderating both its risk and return potential. Because the fund owns different types of investments, the performance is affected by a variety of factors. The value of the fund's investments and the income generated will vary from day to day, and generally reflect interest rates, market conditions, and other company, political and economic news. Performance also depends on FMR's skills in allocating assets. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS      M&E   0.01
      BRR   0.05    Month # of DayAsset Manager
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30
   Oct-86     31
   Nov-86     30
   Dec-86     31
   Jan-87     31
   Feb-87     28
   Mar-87     31
   Apr-87     30
   May-87     31
   Jun-87     30
   Jul-87     31
   Aug-87     31
   Sep-87     30
   Oct-87     31
   Nov-87     30
   Dec-87     31
   Jan-88     31
   Feb-88     29
   Mar-88     31
   Apr-88     30
   May-88     31
   Jun-88     30
   Jul-88     31
   Aug-88     31
   Sep-88     30
   Oct-88     31
   Nov-88     30
   Dec-88     31
   Jan-89     31
   Feb-89     28
   Mar-89     31
   Apr-89     30
   May-89     31
   Jun-89     30
   Jul-89     31
   Aug-89     31
   Sep-89     30               $  500
   Oct-89     31  0.2002100.11 $      499
   Nov-89     30  0.3996100.32 $      498
   Dec-89     31  0.3085100.22 $      497
   Jan-90     31  -2.20697.71% $      484
   Feb-90     28  1.0256100.95 $      486
   Mar-90     31  0.8121100.73 $      488
   Apr-90     30  -1.30998.61% $      479
   May-90     31  5.1020105.01 $      501
   Jun-90     30  0.7766100.69 $503
   Jul-90     31  -0.19299.72% $499
   Aug-90     31  -3.28196.64% $480
   Sep-90     30  -2.09597.82% $468
   Oct-90     31  0.5096100.42 $468
   Nov-90     30  4.8681104.78 $489
   Dec-90     31  2.9013102.81 $500
   Jan-91     31  4.7851104.70 $522
   Feb-91     28  3.9142103.83 $540
   Mar-91     31  1.6143101.53 $545
   Apr-91     30  1.5004101.42 $551
   May-91     31  2.2608102.17 $561
   Jun-91     30  -1.78598.13% $548
   Jul-91     31  2.5108102.42 $559
   Aug-91     31  2.0270101.94 $567
   Sep-91     30  0.5794100.50 $568
   Oct-91     31  0.6584100.57 $569
   Nov-91     30  -1.63598.28% $557
   Dec-91     31  4.3225104.23 $578
   Jan-92     31  1.2749101.19 $582
   Feb-92     29  1.9420101.86 $591
   Mar-92     31  -0.24399.67% $587
   Apr-92     30  1.4657101.38 $592
   May-92     31  1.0433100.96 $596
   Jun-92     30  -0.07999.84% $592
   Jul-92     31  1.6693101.58 $599
   Aug-92     31  -0.31299.60% $594
   Sep-92     30  0.6274100.54 $595
   Oct-92     31    0.16100.07 $593
   Nov-92     30    2.18102.10 $603
   Dec-92     31     1.6101.51 $610
   Jan-93     31     1.8101.71 $618
   Feb-93     28    0.94100.86 $621
   Mar-93     31    2.83102.74 $635
   Apr-93     30     0.6100.52 $636
   May-93     31     1.7101.61 $643
   Jun-93     30     0.8100.72 $645
   Jul-93     31    1.23101.14 $650
   Aug-93     31    2.92102.83 $666
   Sep-93     30    0.0799.99% $663
   Oct-93     31     2.7102.61 $677
   Nov-93     30   -0.1399.79% $673
   Dec-93     31    4.05103.96 $697
   Jan-94     31    3.18103.09 $716
   Feb-94     28   -3.1896.75% $690
   Mar-94     31    -4.795.22% $654
   Apr-94     30    0.0799.99% $651
   May-94     31    0.86100.77 $654
   Jun-94     30   -1.9198.01% $638
   Jul-94     31    1.73101.64 $646
   Aug-94     31    2.34102.25 $658
   Sep-94     30   -1.1898.74% $647
   Oct-94     31    0.49100.40 $647
   Nov-94     30   -1.4798.45% $634
   Dec-94     31    -2.297.72% $617
   Jan-95     31   -0.6599.27% $610
   Feb-95     28    1.62101.54 $617
   Mar-95     31    1.32101.23 $622
   Apr-95     30    1.59101.51 $629
   May-95     31    1.28101.19 $634
   Jun-95     30    0.84100.76 $636
   Jul-95     31    3.56103.47 $655
   Aug-95     31    1.21101.12 $660
   Sep-95     30    1.26101.18 $665
   Oct-95     31   -1.3198.61% $653
   Nov-95     30     2.6102.52 $667
   Dec-95     31    2.53102.44 $680
   Jan-96     31    2.15102.06 $692
   Feb-96     29   -0.2799.65% $686
   Mar-96     31    1.06100.97 $690
   Apr-96     30    1.05100.97 $694
   May-96     31    0.78100.69 $696
   Jun-96     30     0.9100.82 $699
   Jul-96     31   -1.6698.26% $684
   Aug-96     31     0.2100.11 $682
   Sep-96     30    3.64103.55 $703
   Oct-96     31    2.57102.48 $718
   Nov-96     30    4.95104.86 $750
   Dec-96     31   -1.4698.46% $735Listed in Order           Max   750
to match MFPR             Min   468

8
N.EFIA
MONEY MARKET PORTFOLIO of Variable Insurance Products Fund seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. It invests only in
high-quality money market instruments.    The fund may be appropriate
for investors who would like to earn income at current money market rates while preserving the value of their investment. The fund is managed to keep its share price stable at $1.00. The rate of income will vary from day to day, generally reflecting short-term interest rates. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS   CUMULATIVE ONE MONTH TOTAL RETURNS

M&E 0.01
BRR 0.05

Month # of Days  Money Market
Apr-82     $500
May-82  31  1.1551967 101.07% $503
Jun-82  30  1.1206 101.04% $506
Jul-82  31  1.1753961 101.09% $510
Aug-82  31  1.0274021 100.94% $513
Sep-82  30  0.8941036 100.81% $515
Oct-82  31  0.8633956 100.78% $516
Nov-82  30  0.796296 100.71% $518
Dec-82  31  0.7668009 100.68% $519
Jan-83  31  0.7207956 100.63% $521
Feb-83  28  0.6326003 100.56% $521
Mar-83  31  0.6980001 100.61% $523
Apr-83  30  0.6815044 100.60% $524
May-83  31  0.6908034 100.60% $525
Jun-83  30  0.6833043 100.60% $526
Jul-83  31  0.7715994 100.69% $527
Aug-83  31  0.8024995 100.72% $529
Sep-83  30  0.7852997 100.70% $530
Oct-83  31  0.8010033 100.71% $532
Nov-83  30  0.762901 100.68% $533
Dec-83  31  0.7701022 100.68% $535
Jan-84  31  0.7744037 100.69% $536
Feb-84  29  0.7273033 100.65% $537
Mar-84  31  0.7961988 100.71% $539
Apr-84  30  0.8027994 100.72% $541
May-84  31  0.8503022 100.76% $543
Jun-84  30  0.8510969 100.77% $545
Jul-84  31  0.9054974 100.82% $547
Aug-84  31  0.9200967 100.83% $549
Sep-84  30  0.8994014 100.82% $551
Oct-84  31  0.8951025 100.81% $553
Nov-84  30  0.7933963 100.71% $555
Dec-84  31  0.7501987 100.66% $557
Jan-85  31  0.7073964 100.62% $558
Feb-85  28  0.6158981 100.54% $559
Mar-85  31  0.6979029 100.61% $560
Apr-85  30  0.6827012 100.60% $561
May-85  31  0.6837033 100.60% $562
Jun-85  30  0.620502 100.54% $563
Jul-85  31  0.6286972 100.54% $563
Aug-85  31  0.6338018 100.55% $564
Sep-85  30  0.6170022 100.53% $565
Oct-85  31  0.647698 100.56% $566
Nov-85  30  0.6324972 100.55% $566
Dec-85  31  0.6539969 100.57% $567
Jan-86  31  0.6492981 100.56% $568
Feb-86  28  0.5747013 100.50% $569
Mar-86  31  0.6217 100.54% $570
Apr-86  30  0.5702999 100.49% $570
May-86  31  0.5577013 100.47% $570
Jun-86  30  0.5377009 100.45% $571
Jul-86  31  0.5469971 100.46% $571
Aug-86  31  0.5245982 100.44% $571
Sep-86  30  0.4765015 100.39% $571
Oct-86  31  0.4853992 100.40% $571
Nov-86  30  0.465399 100.38% $571
Dec-86  31  0.4898978 100.40% $571
Jan-87  31  0.4959014 100.41% $571
Feb-87  28  0.4339993 100.36% $571
Mar-87  31  0.4838032 100.40% $570
Apr-87  30  0.4793971 100.40% $570
May-87  31  0.5206027 100.43% $571
Jun-87  30  0.5225005 100.44% $571
Jul-87  31  0.5405006 100.45% $571
Aug-87  31  0.5392987 100.45% $571
Sep-87  30  0.5335983 100.45% $572
Oct-87  31  0.5748011 100.49% $572
Nov-87  30  0.5404031 100.46% $572
Dec-87  31  0.5941027 100.51% $573
Jan-88  31  0.5755989 100.49% $573
Feb-88  29  0.5129999 100.43% $573
Mar-88  31  0.5410021 100.46% $574
Apr-88  30  0.5224008 100.44% $574
May-88  31  0.5544983 100.47% $574
Jun-88  30  0.5581998 100.48% $575
Jul-88  31  0.5988009 100.51% $575
Aug-88  31  0.6322979 100.55% $576
Sep-88  30  0.634001 100.55% $577
Oct-88  31  0.6583016 100.57% $578
Nov-88  30  0.6482004 100.57% $579
Dec-88  31  0.7118006 100.63% $580
Jan-89  31  0.7367008 100.65% $581
Feb-89  28  0.6686995 100.59% $582
Mar-89  31  0.7767009 100.69% $584
Apr-89  30  0.7711993 100.69% $586
May-89  31  0.7940976 100.71% $587
Jun-89  30  0.7485009 100.67% $589
Jul-89  31  0.7510998 100.67% $590
Aug-89  31  0.7271001 100.64% $592
Sep-89  30  0.7142016 100.63% $593
Oct-89  31  0.6886017 100.60% $594
Nov-89  30  0.6751022 100.59% $595
Dec-89  31  0.7064995 100.62% $597
Jan-90  31  0.6572006 100.57% $597
Feb-90  28  0.604301 100.53% $598
Mar-90  31  0.6900978 100.60% $600
Apr-90  30  0.6282014 100.55% $600
May-90  31  0.6695999 100.58% $601
Jun-90  30  0.6415996 100.56% $602
Jul-90  31  0.6609007 100.58% $603
Aug-90  31  0.6495014 100.56% $604
Sep-90  30  0.6266014 100.54% $605
Oct-90  31  0.6520019 100.57% $606
Nov-90  30  0.6280996 100.55% $607
Dec-90  31  0.6477023 100.56% $608
Jan-91  31  0.6361001 100.55% $608
Feb-91  28  0.536698 100.46% $609
Mar-91  31  0.4989003 100.41% $609
Apr-91  30  0.559899 100.48% $609
May-91  31  0.5006005 100.41% $609
Jun-91  30  0.4399003 100.36% $609
Jul-91  31  0.5182996 100.43% $609
Aug-91  31  0.4647019 100.38% $609
Sep-91  30  0.4693988 100.39% $609
Oct-91  31  0.4531011 100.37% $609
Nov-91  30  0.4097006 100.33% $608
Dec-91  31  0.4390991 100.35% $608
Jan-92  31  0.4072994 100.32% $607
Feb-92  29  0.338802 100.26% $606
Mar-92  31  0.3670011 100.28% $606
Apr-92  30  0.3301992 100.25% $605
May-92  31  0.3033992 100.22% $604
Jun-92  30  0.3294019 100.25% $603
Jul-92  31  0.3101017 100.22% $601
Aug-92  31  0.3006013 100.22% $600
Sep-92  30  0.2839007 100.20% $599
Oct-92  31  0.28 100.19% $598
Nov-92  30  0.29 100.21% $597
Dec-92  31  0.3 100.21% $595
Jan-93  31  0.28 100.19% $594
Feb-93  28  0.26 100.18% $593
Mar-93  31  0.29 100.20% $592
Apr-93  30  0.26 100.18% $590
May-93  31  0.24 100.15% $589
Jun-93  30  0.29 100.21% $588
Jul-93  31  0.26 100.17% $586
Aug-93  31  0.27 100.18% $585
Sep-93  30  0.25 100.17% $584
Oct-93  31  0.24 100.15% $582
Nov-93  30  0.27 100.19% $581
Dec-93  31  0.27 100.18% $580
Jan-94  31  0.27 100.18% $578
Feb-94  28  0.24 100.16% $577
Mar-94  31  0.29 100.20% $576
Apr-94  30  0.28 100.20% $575
May-94  31  0.34 100.25% $574
Jun-94  30  0.34 100.26% $573
Jul-94  31  0.34 100.25% $572
Aug-94  31  0.4 100.31% $571
Sep-94  30  0.38 100.30% $571
Oct-94  31  0.41 100.32% $570
Nov-94  30  0.41 100.33% $570
Dec-94  31  0.45 100.36% $570
Jan-95  31  0.5 100.41% $570
Feb-95  28  0.45 100.37% $569
Mar-95  31  0.5 100.41% $569
Apr-95  30  0.45 100.37% $569
May-95  31  0.53 100.44% $569
Jun-95  30  0.48 100.40% $569
Jul-95  31  0.49 100.40% $569
Aug-95  31  0.48 100.39% $569
Sep-95  30  0.45 100.37% $569
Oct-95  31  0.49 100.40% $569
Nov-95  30  0.46 100.38% $569
Dec-95  31  0.44 100.35% $568
Jan-96  31  0.49 100.40% $568
Feb-96  29  0.42 100.34% $568
Mar-96  31  0.41 100.32% $568
Apr-96  30  0.45 100.37% $567
May-96  31  0.43 100.34% $567
Jun-96  30  0.39 100.31% $567
Jul-96  31  0.47 100.38% $566
Aug-96  31  0.43 100.34% $566
Sep-96  30  0.45 100.37% $566
Oct-96  31  0.45 100.36% $565
Nov-96  30  0.42 100.34% $565
Dec-96  31  0.46 100.37% $565


Listed in Order    Max 609
to match MFPR    Min 500



N.EFIA
9
INVESTMENT GRADE BOND PORTFOLIO of Variable Insurance Products Fund II seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of
investment-grade fixed-income securities.    The fund may be
appropriate for investors who want high current income from a portfolio of investment-grade debt securities. A fund's level of risk and potential reward depend on the quality and maturity of its investments. With its focus on medium- to high-quality investments, the fund has a moderate risk level and yield potential. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS   CUMULATIVE ONE MONTH TOTAL RETURNS

M&E 0.01
BRR 0.05

Month # of Days  Investment Grade Bond
Apr-82
May-82  31
Jun-82  30
Jul-82  31
Aug-82  31
Sep-82  30
Oct-82  31
Nov-82  30
Dec-82  31
Jan-83  31
Feb-83  28
Mar-83  31
Apr-83  30
May-83  31
Jun-83  30
Jul-83  31
Aug-83  31
Sep-83  30
Oct-83  31
Nov-83  30
Dec-83  31
Jan-84  31
Feb-84  29
Mar-84  31
Apr-84  30
May-84  31
Jun-84  30
Jul-84  31
Aug-84  31
Sep-84  30
Oct-84  31
Nov-84  30
Dec-84  31
Jan-85  31
Feb-85  28
Mar-85  31
Apr-85  30
May-85  31
Jun-85  30
Jul-85  31
Aug-85  31
Sep-85  30
Oct-85  31
Nov-85  30
Dec-85  31
Jan-86  31
Feb-86  28
Mar-86  31
Apr-86  30
May-86  31
Jun-86  30
Jul-86  31
Aug-86  31
Sep-86  30
Oct-86  31
Nov-86  30
Dec-86  31
Jan-87  31
Feb-87  28
Mar-87  31
Apr-87  30
May-87  31
Jun-87  30
Jul-87  31
Aug-87  31
Sep-87  30
Oct-87  31
Nov-87  30
Dec-87  31
Jan-88  31
Feb-88  29
Mar-88  31
Apr-88  30
May-88  31
Jun-88  30
Jul-88  31
Aug-88  31
Sep-88  30
Oct-88  31
Nov-88  30
Dec-88  31     $      500
Jan-89  31  0.869186 100.78%  $      502
Feb-89  28  0.221311 100.14%  $      501
Mar-89  31  0.620951 100.54%  $      501
Apr-89  30  1.113731 101.03%  $      504
May-89  31  1.114192 101.03%  $      507
Jun-89  30  1.923973 101.84%  $      515
Jul-89  31  1.559888 101.47%  $      520
Aug-89  31  -0.79695 99.12%  $      513
Sep-89  30  0.39447 100.31%  $      513
Oct-89  31  1.548237 101.46% $518
Nov-89  30  0.860446 100.78% $520
Dec-89  31  0.408394 100.32% $520
Jan-90  31  -0.22762 99.69% $516
Feb-90  28  0.567202 100.49% $517
Mar-90  31  0.303621 100.22% $516
Apr-90  30  0.042414 99.96% $513
May-90  31  1.569926 101.48% $519
Jun-90  30  0.780087 100.70% $520
Jul-90  31  0.99278 100.91% $523
Aug-90  31  -0.00955 99.91% $520
Sep-90  30  0.391026 100.31% $520
Oct-90  31  0.006187 99.92% $517
Nov-90  30  0.602254 100.52% $518
Dec-90  31  1.040954 100.95% $521
Jan-91  31  0.201613 100.12% $519
Feb-91  28  1.006036 100.93% $522
Mar-91  31  1.693227 101.61% $528
Apr-91  30  1.469148 101.39% $533
May-91  31  0.772201 100.69% $535
Jun-91  30  0.191571 100.11% $533
Jul-91  31  0.860421 100.77% $535
Aug-91  31  2.085308 102.00% $543
Sep-91  30  1.85701 101.77% $551
Oct-91  31  1.093892 101.01% $554
Nov-91  30  1.082056 101.00% $557
Dec-91  31  2.984977 102.90% $571
Jan-92  31  -0.99278 98.92% $563
Feb-92  29  0.54725 100.47% $563
Mar-92  31  -0.18198 99.73% $559
Apr-92  30  0.729262 100.65% $561
May-92  31  1.538462 101.45% $566
Jun-92  30  1.158645 101.08% $570
Jul-92  31  2.026432 101.94% $579
Aug-92  31  0.604491 100.52% $580
Sep-92  30  1.201717 101.12% $584
Oct-92  31  -1.27 98.65% $573
Nov-92  30  -0.26 99.66% $569
Dec-92  31  1.42 101.33% $574
Jan-93  31  2.1 102.01% $583
Feb-93  28  1.7 101.62% $591
Mar-93  31  0.44 100.35% $590
Apr-93  30  0.61 100.53% $591
May-93  31  0.17 100.08% $589
Jun-93  30  1.91 101.83% $597
Jul-93  31  0.68 100.59% $599
Aug-93  31  1.78 101.69% $606
Sep-93  30  0.5 100.42% $606
Oct-93  31  0.5 100.41% $606
Nov-93  30  -0.49 99.43% $600
Dec-93  31  0.59 100.50% $601
Jan-94  31  1.13 101.04% $605
Feb-94  28  -1.64 98.28% $592
Mar-94  31  -2.28 97.64% $576
Apr-94  30  -0.9 99.02% $568
May-94  31  -0.27 99.64% $563
Jun-94  30  -0.27 99.65% $559
Jul-94  31  1.64 101.55% $566
Aug-94  31  0.09 100.00% $563
Sep-94  30  -1.08 98.84% $554
Oct-94  31  0.09 100.00% $552
Nov-94  30  0.18 100.10% $550
Dec-94  31  -0.45 99.47% $545
Jan-95  31  1.45 101.36% $550
Feb-95  28  1.93 101.85% $559
Mar-95  31  0.64 100.55% $559
Apr-95  30  1.36 101.28% $564
May-95  31  4.01 103.92% $584
Jun-95  30  0.77 100.69% $586
Jul-95  31  -0.34 99.57% $581
Aug-95  31  1.19 101.10% $585
Sep-95  30  0.93 100.85% $587
Oct-95  31  1.34 101.25% $592
Nov-95  30  1.48 101.40% $598
Dec-95  31  1.38 101.29% $603
Jan-96  31  0.64 100.55% $604
Feb-96  29  -1.83 98.09% $590
Mar-96  31  -0.77 99.15% $583
Apr-96  30  -0.6 99.32% $576
May-96  31  -0.17 99.74% $573
Jun-96  30  1.21 101.13% $577
Jul-96  31  0.26 100.17% $575
Aug-96  31  -0.09 99.82% $572
Sep-96  30  1.62 101.54% $578
Oct-96  31  2.19 102.10% $588
Nov-96  30  1.65 101.57% $595
Dec-96  31  -0.89 99.03% $587


Listed in Order    Max 606
to match MFPR    Min 500


10
N.EFIA
HIGH INCOME PORTFOLIO of Variable Insurance Products Fund seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income securities. In choosing these
securities growth of capital will also be considered.    A fund's
level of risk and potential reward depend on the quality and maturity of its investments. The fund is for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the fund's greater price movements and credit risks. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.


PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayHigh Income
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30               $  500
   Oct-85     31    1.25101.16 $      504
   Nov-85     30    1.44101.36 $      509
   Dec-85     31    3.34103.25 $      523
   Jan-86     31    1.24101.15 $      527
   Feb-86     28    3.38103.30 $      542
   Mar-86     31    2.47102.38 $      553
   Apr-86     30     1.7101.62 $      559
   May-86     31    1.53101.44 $      565
   Jun-86     30    1.26101.18 $      569
   Jul-86     31    -0.399.61% $      565
   Aug-86     31     0.4100.31 $      564
   Sep-86     30    0.85100.77 $      566
   Oct-86     31    2.99102.90 $      580
   Nov-86     30    0.32100.24 $      579
   Dec-86     31    0.63100.54 $      580
   Jan-87     31    3.65103.56 $      598
   Feb-87     28    1.73101.65 $      606
   Mar-87     31    0.91100.82 $      608
   Apr-87     30   -3.1396.79% $      587
   May-87     31   -0.9398.99% $      578
   Jun-87     30    2.16102.08 $      588
   Jul-87     31    0.11100.02 $      586
   Aug-87     31    0.83100.74 $      588
   Sep-87     30   -3.4896.44% $      564
   Oct-87     31   -4.7895.14% $      535
   Nov-87     30    2.95102.86 $      548
   Dec-87     31     1.6101.51 $      554
   Jan-88     31    3.29103.20 $      569
   Feb-88     29    2.99102.91 $      583
   Mar-88     31   -0.7299.20% $      576
   Apr-88     30    0.78100.70 $      578
   May-88     31   -0.1599.76% $      574
   Jun-88     30     2.1102.02 $      584
   Jul-88     31    1.04100.95 $      587
   Aug-88     31   -0.4899.44% $      581
   Sep-88     30     0.8100.72 $      583
   Oct-88     31    1.09101.00 $      586
   Nov-88     30   -0.3899.54% $      581
   Dec-88     31    0.79100.70 $      583
   Jan-89     31     2.4102.31 $      594
   Feb-89     28    0.49100.41 $      594
   Mar-89     31   -1.2898.64% $      584
   Apr-89     30   -1.1198.81% $      574
   May-89     31    1.85101.76 $      582
   Jun-89     30    2.86102.78 $      596
   Jul-89     31   -0.6699.26% $      589
   Aug-89     31   -0.5899.34% $      582
   Sep-89     30    -3.596.42% $      559
   Oct-89     31   -4.2995.63% $      533
   Nov-89     30    0.08100.00 $      531
   Dec-89     31   -0.2799.64% $      527
   Jan-90     31   -2.2197.71% $      512
   Feb-90     28   -1.5498.38% $      502
   Mar-90     31   -1.0698.86% $      494
   Apr-90     30     0.3100.22 $      493
   May-90     31    2.05101.96 $      501
   Jun-90     30    1.58101.50 $      507
   Jul-90     31    1.54101.45 $      512
   Aug-90     31   -1.6798.25% $      501
   Sep-90     30   -2.3797.55% $      486
   Oct-90     31   -2.4397.49% $      472
   Nov-90     30    2.35102.27 $      481
   Dec-90     31     1.4101.31 $      485
   Jan-91     31    2.12102.03 $      493
   Feb-91     28    5.54105.46 $      518
   Mar-91     31    3.54103.45 $      534
   Apr-91     30    3.55103.46 $      550
   May-91     31    1.47101.38 $      555
   Jun-91     30    2.17102.09 $      565
   Jul-91     31    3.78103.69 $      583
   Aug-91     31    1.37101.28 $      588
   Sep-91     30    2.24102.16 $      598
   Oct-91     31     3.4103.31 $      616
   Nov-91     30    0.85100.77 $      618
   Dec-91     31    0.53100.44 $      618
   Jan-92     31    5.34105.25 $      648
   Feb-92     29    3.63103.55 $      668
   Mar-92     31    3.23103.14 $      686
   Apr-92     30    0.71100.63 $      688
   May-92     31     1.2101.11 $      693
   Jun-92     30    1.09101.01 $      697
   Jul-92     31    1.96101.87 $      707
   Aug-92     31    2.12102.03 $      718
   Sep-92     30    1.04100.96 $      722
   Oct-92     31   -1.4998.43% $      708
   Nov-92     30    1.23101.15 $      713
   Dec-92     31    1.03100.94 $      717
   Jan-93     31    2.68102.59 $      733
   Feb-93     28    1.71101.63 $      742
   Mar-93     31    2.31102.22 $      755
   Apr-93     30    0.66100.58 $      756
   May-93     31    1.49101.40 $      764
   Jun-93     30    2.58102.50 $      780
   Jul-93     31    0.99100.90 $      784
   Aug-93     31    1.07100.98 $      788
   Sep-93     30    0.35100.27 $      787
   Oct-93     31    2.36102.27 $      802
   Nov-93     30    0.94100.86 $      805
   Dec-93     31    1.61101.52 $      814
   Jan-94     31    3.34103.25 $      837
   Feb-94     28   -0.1299.80% $      832
   Mar-94     31   -3.3796.55% $      800
   Apr-94     30   -1.0198.91% $      788
   May-94     31    0.19100.10 $      786
   Jun-94     30   -0.3799.55% $      779
   Jul-94     31    0.37100.28 $      778
   Aug-94     31       099.91% $      774
   Sep-94     30    0.74100.66 $      776
   Oct-94     31   -0.9299.00% $      765
   Nov-94     30   -0.8399.09% $      755
   Dec-94     31    0.56100.47 $      756
   Jan-95     31    1.12101.03 $      760
   Feb-95     28    3.43103.35 $      783
   Mar-95     31    1.25101.16 $      789
   Apr-95     30    2.93102.85 $      808
   May-95     31    2.57102.48 $      825
   Jun-95     30    0.27100.19 $      823
   Jul-95     31    2.41102.32 $      838
   Aug-95     31    0.79100.70 $      841
   Sep-95     30    1.65101.57 $      851
   Oct-95     31    0.94100.85 $      854
   Nov-95     30    0.51100.43 $      855
   Dec-95     31    1.18101.09 $      860
   Jan-96     31    2.32102.23 $      876
   Feb-96     29    1.65101.57 $      886
   Mar-96     31   -0.2699.65% $      880
   Apr-96     30    1.49101.41 $      888
   May-96     31    1.38101.29 $      896
   Jun-96     30    0.51100.43 $      896
   Jul-96     31   -0.3499.57% $      889
   Aug-96     31    1.45101.36 $      897
   Sep-96     30    2.94102.86 $      919
   Oct-96     31   -0.3399.58% $      912
   Nov-96     30    1.06100.98 $      917
   Dec-96     31    1.38101.29 $      925
Listed in Order           Max   925
to match MFPR             Min   472


N.EFIA
11
EQUITY-INCOME PORTFOLIO of Variable Insurance Products Fund seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price
Index.    The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who want some income from equity and bond investments, but also want to be invested in the stock market for its long-term growth potential. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.


PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayEquity Income
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30
   Oct-86     31               $  500
   Nov-86     30  2.1760102.09 $      508
   Dec-86     31  -3.00096.92% $      491
   Jan-87     31  11.477111.38 $      544
   Feb-87     28  2.3276102.25 $      554
   Mar-87     31  2.5387102.45 $566
   Apr-87     30  -2.48997.43% $549
   May-87     31  0.6161100.53 $550
   Jun-87     30  2.0845102.00 $558
   Jul-87     31  3.8095103.72 $577
   Aug-87     31  2.7522102.66 $590
   Sep-87     30  -2.09897.82% $574
   Oct-87     31  -19.5180.42% $460
   Nov-87     30  -4.47495.45% $437
   Dec-87     31  5.1119105.02 $457
   Jan-88     31  7.1125107.02 $488
   Feb-88     29  4.9554104.87 $509
   Mar-88     31  -1.74098.18% $498
   Apr-88     30  1.6553101.57 $504
   May-88     31  1.3409101.25 $508
   Jun-88     30  5.6892105.60 $534
   Jul-88     31  -0.18199.73% $531
   Aug-88     31  -1.72498.19% $519
   Sep-88     30  2.9714102.89 $532
   Oct-88     31  1.7257101.64 $538
   Nov-88     30  -1.60798.31% $527
   Dec-88     31  0.9128100.83 $529
   Jan-89     31  6.1762106.09 $559
   Feb-89     28  -0.51399.41% $554
   Mar-89     31  2.1660102.08 $563
   Apr-89     30  3.8593103.77 $582
   May-89     31  2.9727102.88 $596
   Jun-89     30  0.068599.99% $594
   Jul-89     31  5.8299105.74 $625
   Aug-89     31  1.6067101.52 $632
   Sep-89     30  -1.12498.79% $622
   Oct-89     31  -5.76994.15% $583
   Nov-89     30  0.5714100.49 $584
   Dec-89     31  0.8345100.75 $585
   Jan-90     31  -6.75393.17% $543
   Feb-90     28  0.5926100.52 $544
   Mar-90     31  0.1648100.08 $542
   Apr-90     30  -3.46796.45% $521
   May-90     31  6.6162106.53 $552
   Jun-90     30  -0.99598.92% $544
   Jul-90     31  -2.44597.47% $528
   Aug-90     31  -7.98591.94% $484
   Sep-90     30  -7.75792.17% $444
   Oct-90     31  -2.54997.37% $431
   Nov-90     30  7.1672107.08 $459
   Dec-90     31  2.3267102.24 $468
   Jan-91     31  5.3627105.27 $490
   Feb-91     28  6.8862106.80 $522
   Mar-91     31  2.0743101.99 $530
   Apr-91     30  0.4672100.38 $530
   May-91     31  5.4883105.40 $556
   Jun-91     30  -4.08895.83% $531
   Jul-91     31  5.6691105.58 $558
   Aug-91     31  2.1108102.02 $567
   Sep-91     30  -0.68699.23% $560
   Oct-91     31  1.6652101.58 $567
   Nov-91     30  -4.31095.61% $540
   Dec-91     31  7.9025107.81 $579
   Jan-92     31  1.3502101.26 $584
   Feb-92     29  3.2472103.16 $601
   Mar-92     31  -1.22598.69% $590
   Apr-92     30  3.1327103.05 $606
   May-92     31  0.7993100.71 $608
   Jun-92     30  -0.87599.04% $599
   Jul-92     31  3.0645102.98 $615
   Aug-92     31  -2.19097.73% $598
   Sep-92     30  1.0381100.95 $601
   Oct-92     31     1.2101.11 $606
   Nov-92     30    3.63103.54 $625
   Dec-92     31    2.82102.73 $639
   Jan-93     31    2.99102.90 $655
   Feb-93     28    2.25102.17 $667
   Mar-93     31    2.98102.89 $683
   Apr-93     30   -0.4299.50% $677
   May-93     31    1.81101.72 $686
   Jun-93     30    1.18101.10 $690
   Jul-93     31    1.36101.27 $696
   Aug-93     31    3.83103.74 $719
   Sep-93     30   -0.3899.54% $713
   Oct-93     31    0.91100.82 $716
   Nov-93     30   -1.7598.17% $700
   Dec-93     31    2.31102.22 $713
   Jan-94     31     4.4104.31 $740
   Feb-94     28   -2.5897.34% $718
   Mar-94     31   -4.1895.74% $685
   Apr-94     30    3.45103.36 $705
   May-94     31    0.95100.86 $708
   Jun-94     30   -0.6299.30% $700
   Jul-94     31    3.34103.25 $720
   Aug-94     31    5.15105.06 $753
   Sep-94     30   -1.6498.28% $737
   Oct-94     31    2.05101.96 $749
   Nov-94     30   -3.2796.65% $721
   Dec-94     31    0.33100.24 $720
   Jan-95     31    1.56101.47 $727
   Feb-95     28    3.81103.73 $751
   Mar-95     31    3.45103.36 $773
   Apr-95     30    2.78102.70 $791
   May-95     31    3.01102.92 $811
   Jun-95     30    1.44101.36 $819
   Jul-95     31    3.85103.76 $846
   Aug-95     31    1.25101.16 $852
   Sep-95     30    3.32103.23 $876
   Oct-95     31   -1.1598.77% $862
   Nov-95     30    4.32104.23 $895
   Dec-95     31    2.93102.84 $916
   Jan-96     31    2.91102.82 $938
   Feb-96     29    0.34100.26 $937
   Mar-96     31    1.05100.96 $942
   Apr-96     30     1.3101.22 $950
   May-96     31    1.08100.99 $955
   Jun-96     30   -0.9299.00% $942
   Jul-96     31   -4.8895.04% $892
   Aug-96     31    2.05101.96 $905
   Sep-96     30    4.28104.19 $939
   Oct-96     31    1.62101.53 $950
   Nov-96     30    6.69106.60$1,009
   Dec-96     31   -1.6498.28% $987
Listed in Order           Max 1,009
to match MFPR             Min   431


12
N.EFIA
INDEX 500 PORTFOLIO seeks to provide investment results that correspond to the total return (i.e. the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500
Composite Stock Price Index.    The portfolio may not always hold all
of the same securities as the S&P 500. The adviser may choose, if extraordinary circumstances warrant, to exclude an index stock from the fund and substitute a similar stock if doing so will help the fund
achieve its objective.      The Fund may be appropriate for investors
who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The Fund is designed for those who want to pursue growth of capital and current income through a portfolio of securities that broadly represents the U.S. stock market, as measured by the S&P 500. The Fund seeks to keep expenses low as it attempts to match the return of the S&P 500. Because the Fund seeks to track, rather than beat, the performance of the S&P 500, it is not
managed in the same manner as other funds.  The Fund    is managed by
FMR, which handles its business affairs. Bankers Trust Company, (BT), Index 500 Portfolio's sub-adviser, chooses the fund's investments. FMR supervises the sub-adviser and, in conjunction with the Board of Trustees, reviews the sub-adviser's performance of its duties. BT also acts as Index 500 Portfolio's custodian. The graph below is based on a 5% Benchmark Rate of Return and Initial Monthly Annuity Income of $500.

PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayIndex 500
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30
   Oct-86     31
   Nov-86     30
   Dec-86     31
   Jan-87     31
   Feb-87     28
   Mar-87     31
   Apr-87     30
   May-87     31
   Jun-87     30
   Jul-87     31
   Aug-87     31
   Sep-87     30
   Oct-87     31
   Nov-87     30
   Dec-87     31
   Jan-88     31
   Feb-88     29
   Mar-88     31
   Apr-88     30
   May-88     31
   Jun-88     30
   Jul-88     31
   Aug-88     31
   Sep-88     30
   Oct-88     31
   Nov-88     30
   Dec-88     31
   Jan-89     31
   Feb-89     28
   Mar-89     31
   Apr-89     30
   May-89     31
   Jun-89     30
   Jul-89     31
   Aug-89     31
   Sep-89     30
   Oct-89     31
   Nov-89     30
   Dec-89     31
   Jan-90     31
   Feb-90     28
   Mar-90     31
   Apr-90     30
   May-90     31
   Jun-90     30
   Jul-90     31
   Aug-90     31
   Sep-90     30
   Oct-90     31
   Nov-90     30
   Dec-90     31
   Jan-91     31
   Feb-91     28
   Mar-91     31
   Apr-91     30
   May-91     31
   Jun-91     30
   Jul-91     31
   Aug-91     31
   Sep-91     30
   Oct-91     31
   Nov-91     30
   Dec-91     31
   Jan-92     31
   Feb-92     29
   Mar-92     31
   Apr-92     30
   May-92     31
   Jun-92     30
   Jul-92     31
   Aug-92     31
   Sep-92     30    1.16       $500
   Oct-92     31    0.22100.13 $499
   Nov-92     30    3.41103.32 $513
   Dec-92     31    1.26101.17 $517
   Jan-93     31    0.64100.55 $518
   Feb-93     28    1.32101.24 $522
   Mar-93     31     2.2102.11 $531
   Apr-93     30   -2.5597.37% $515
   May-93     31     2.6102.51 $526
   Jun-93     30    0.26100.18 $525
   Jul-93     31   -0.4699.46% $520
   Aug-93     31    3.79103.70 $537
   Sep-93     30   -0.8199.11% $530
   Oct-93     31    2.04101.95 $538
   Nov-93     30   -0.9798.95% $530
   Dec-93     31     1.2101.11 $534
   Jan-94     31    3.37103.28 $549
   Feb-94     28   -2.7197.22% $532
   Mar-94     31   -4.3495.58% $506
   Apr-94     30     1.2101.12 $510
   May-94     31    1.55101.46 $515
   Jun-94     30   -2.4497.48% $500
   Jul-94     31     3.3103.21 $514
   Aug-94     31    3.99103.90 $532
   Sep-94     30   -2.4397.49% $516
   Oct-94     31    2.22102.13 $525
   Nov-94     30   -3.6396.29% $504
   Dec-94     31    1.46101.37 $508
   Jan-95     31    2.65102.56 $519
   Feb-95     28    3.83103.75 $537
   Mar-95     31    2.92102.83 $550
   Apr-95     30    2.94102.86 $563
   May-95     31    3.93103.84 $582
   Jun-95     30    2.27102.19 $593
   Jul-95     31    3.34103.25 $609
   Aug-95     31    0.25100.16 $608
   Sep-95     30    4.18104.09 $630
   Oct-95     31   -0.3499.57% $625
   Nov-95     30    4.35104.26 $649
   Dec-95     31    1.83101.74 $658
   Jan-96     31    3.42103.33 $677
   Feb-96     29    0.93100.85 $680
   Mar-96     31    1.03100.94 $683
   Apr-96     30     1.4101.32 $690
   May-96     31    2.55102.46 $704
   Jun-96     30    0.43100.35 $703
   Jul-96     31   -4.4395.49% $669
   Aug-96     31    2.06101.97 $679
   Sep-96     30    5.59105.50 $714
   Oct-96     31    2.76102.67 $730
   Nov-96     30     7.5107.41 $781
   Dec-96     31   -1.9797.95% $761
Listed in Order           Max   781
to match MFPR             Min   499


N.EFIA
13
GROWTH PORTFOLIO of Variable Insurance Products Fund seeks to achieve capital appreciation normally through the purchase of common stocks (although the Portfolio's investments are not restricted to any one type of security). Capital appreciation may also be found in other
types of securities, including bonds and preferred stocks.    The fund
may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who want to pursue growth wherever it may arise, and who understand that this strategy often leads to investments in smaller, less well-known companies. The fund invests for growth and does not pursue an income strategy. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayGrowth
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30  NEED #S
   Oct-86     31               $      500
   Nov-86     30     2.2102.12 $      509
   Dec-86     31   -1.8698.06% $      497
   Jan-87     31   10.67110.58 $547
   Feb-87     28    4.95104.87 $571
   Mar-87     31    1.63101.54 $578
   Apr-87     30       099.92% $575
   May-87     31    0.68100.59 $576
   Jun-87     30    2.94102.86 $590
   Jul-87     31       4103.91 $611
   Aug-87     31    2.98102.89 $626
   Sep-87     30   -1.1498.78% $616
   Oct-87     31  -21.9777.96% $478
   Nov-87     30   -7.0292.90% $442
   Dec-87     31   10.31110.22 $485
   Jan-88     31    2.17102.08 $493
   Feb-88     29    8.11108.02 $531
   Mar-88     31   -0.8999.03% $524
   Apr-88     30    1.26101.18 $528
   May-88     31   -0.8999.03% $520
   Jun-88     30    5.03104.94 $544
   Jul-88     31   -0.5199.41% $538
   Aug-88     31   -2.4197.51% $523
   Sep-88     30    2.82102.74 $535
   Oct-88     31    0.26100.17 $534
   Nov-88     30   -0.9498.98% $526
   Dec-88     31    1.03100.94 $529
   Jan-89     31    7.17107.08 $564
   Feb-89     28   -2.0797.85% $550
   Mar-89     31    3.02102.93 $564
   Apr-89     30    5.29105.20 $591
   May-89     31    3.58103.49 $609
   Jun-89     30   -1.3298.60% $598
   Jul-89     31    8.94108.85 $648
   Aug-89     31    1.71101.62 $656
   Sep-89     30    0.87100.79 $658
   Oct-89     31    -2.897.12% $637
   Nov-89     30    1.64101.56 $644
   Dec-89     31    2.36102.27 $656
   Jan-90     31    -5.894.12% $615
   Feb-90     28    0.96100.88 $618
   Mar-90     31    1.22101.13 $622
   Apr-90     30   -2.9197.01% $601
   May-90     31    8.85108.76 $651
   Jun-90     30    2.08102.00 $661
   Jul-90     31   -1.5898.34% $648
   Aug-90     31   -10.389.62% $578
   Sep-90     30  -10.2989.64% $516
   Oct-90     31   -3.5796.35% $495
   Nov-90     30     8.1108.01 $533
   Dec-90     31    2.95102.86 $546
   Jan-91     31    6.66106.57 $579
   Feb-91     28    7.46107.38 $620
   Mar-91     31    3.02102.93 $635
   Apr-91     30   -0.9398.99% $626
   May-91     31    5.91105.82 $660
   Jun-91     30   -7.4292.50% $608
   Jul-91     31    9.53109.44 $663
   Aug-91     31    4.44104.35 $689
   Sep-91     30    0.78100.70 $691
   Oct-91     31    3.09103.00 $708
   Nov-91     30   -5.7194.21% $665
   Dec-91     31   13.21113.11 $749
   Jan-92     31     6.1106.01 $791
   Feb-92     29    2.09102.01 $803
   Mar-92     31   -6.1393.79% $750
   Apr-92     30   -3.9296.00% $717
   May-92     31   -0.8599.07% $708
   Jun-92     30   -3.8896.04% $677
   Jul-92     31    3.86103.77 $700
   Aug-92     31   -2.7597.17% $677
   Sep-92     30    1.76101.68 $686
   Oct-92     31    3.87103.78 $709
   Nov-92     30    6.68106.59 $752
   Dec-92     31    3.08102.99 $772
   Jan-93     31    1.97101.88 $783
   Feb-93     28   -2.0697.86% $763
   Mar-93     31    3.99103.90 $790
   Apr-93     30   -1.0598.87% $778
   May-93     31    7.45107.36 $831
   Jun-93     30    1.03100.95 $836
   Jul-93     31   -0.2899.63% $830
   Aug-93     31    5.02104.93 $867
   Sep-93     30    1.86101.78 $879
   Oct-93     31    0.96100.87 $883
   Nov-93     30   -4.0595.87% $843
   Dec-93     31    3.54103.45 $868
   Jan-94     31    2.51102.42 $886
   Feb-94     28   -1.0398.89% $873
   Mar-94     31   -4.5495.38% $829
   Apr-94     30    0.62100.54 $830
   May-94     31   -2.3297.60% $807
   Jun-94     30   -5.0894.84% $762
   Jul-94     31    3.47103.38 $785
   Aug-94     31    5.67105.58 $825
   Sep-94     30   -1.2198.71% $811
   Oct-94     31    4.06103.97 $840
   Nov-94     30   -3.9995.93% $802
   Dec-94     31    2.55102.46 $819
   Jan-95     31   -1.8998.03% $799
   Feb-95     28    4.14104.06 $828
   Mar-95     31    3.63103.54 $854
   Apr-95     30    3.37103.28 $879
   May-95     31     3.9103.81 $909
   Jun-95     30    8.85108.76 $984
   Jul-95     31    9.89109.80$1,076
   Aug-95     31    1.23101.14$1,084
   Sep-95     30    2.59102.51$1,107
   Oct-95     31   -1.0298.90%$1,090
   Nov-95     30   -0.0799.85%$1,084
   Dec-95     31   -3.1296.80%$1,045
   Jan-96     31    1.58101.49$1,056
   Feb-96     29    3.35103.27$1,086
   Mar-96     31    0.39100.30$1,085
   Apr-96     30    3.91103.82$1,122
   May-96     31    3.13103.04$1,151
   Jun-96     30   -1.9697.96%$1,123
   Jul-96     31   -7.6592.27%$1,032
   Aug-96     31    2.99102.90$1,058
   Sep-96     30    6.72106.63$1,124
   Oct-96     31   -0.2399.68%$1,115
   Nov-96     30    5.55105.46$1,172
   Dec-96     31   -3.0896.84%$1,130
Listed in Order           Max 1,172
to match MFPR             Min   442


14
N.EFIA
OVERSEAS PORTFOLIO of Variable Insurance Products Fund seeks long-term growth of capital primarily through investments in foreign securities. Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of
the  United States.    The fund may be appropriate for investors who
want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world. However, it is important to note that investments in foreign securities involve risks in addition to those of U.S. investments.In addition to general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the fund invests. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayOverseas
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30
   Oct-86     31
   Nov-86     30
   Dec-86     31
   Jan-87     31               $  500
   Feb-87     28     0.1100.02 $      498
   Mar-87     31  4.4955104.41 $518
   Apr-87     30  7.2657107.18 $553
   May-87     31  -1.42698.49% $542
   Jun-87     30  -4.88295.04% $513
   Jul-87     31  -1.14098.77% $505
   Aug-87     31  8.8461108.75 $547
   Sep-87     30  -2.20897.71% $532
   Oct-87     31  -20.8679.07% $419
   Nov-87     30  0.9132100.83 $421
   Dec-87     31  7.0380106.95 $448
   Jan-88     31  -3.42296.50% $431
   Feb-88     29  2.6578102.58 $440
   Mar-88     31  4.5307104.44 $458
   Apr-88     30  1.6511101.57 $463
   May-88     31  -1.82798.09% $452
   Jun-88     30  -1.75898.16% $442
   Jul-88     31  -0.73699.18% $437
   Aug-88     31  -3.49996.42% $419
   Sep-88     30  4.2857104.20 $435
   Oct-88     31  4.4257104.34 $452
   Nov-88     30  1.8163101.73 $458
   Dec-88     31  0.1982100.11 $457
   Jan-89     31  2.9673102.88 $468
   Feb-89     28  1.7291101.65 $474
   Mar-89     31  -0.09099.82% $471
   Apr-89     30  2.9523102.87 $483
   May-89     31  -3.70096.22% $463
   Jun-89     30  -0.38499.53% $459
   Jul-89     31  9.3539109.26 $499
   Aug-89     31  -0.70599.21% $493
   Sep-89     30  6.2166106.13 $521
   Oct-89     31  -5.43494.48% $490
   Nov-89     30  5.3934105.31 $514
   Dec-89     31  6.2919106.20 $544
   Jan-90     31  -1.34198.57% $534
   Feb-90     28  -2.33497.59% $519
   Mar-90     31  3.7797103.69 $536
   Apr-90     30  0.5542100.47 $537
   May-90     31  6.5354106.44 $569
   Jun-90     30  2.2172102.13 $579
   Jul-90     31  5.0614104.97 $605
   Aug-90     31  -10.1889.74% $541
   Sep-90     30  -9.50190.42% $487
   Oct-90     31  9.3141109.22 $530
   Nov-90     30  -3.09896.82% $511
   Dec-90     31  -0.71999.20% $504
   Jan-91     31  0.9661100.88 $507
   Feb-91     28  3.3689103.29 $522
   Mar-91     31  -2.92496.99% $504
   Apr-91     30  2.1986102.11 $512
   May-91     31  0.2390100.15 $511
   Jun-91     30  -5.48494.44% $481
   Jul-91     31  4.9621104.87 $502
   Aug-91     31  0.3205100.23 $501
   Sep-91     30  4.0734103.99 $519
   Oct-91     31  0.6907100.60 $520
   Nov-91     30  -3.58296.34% $499
   Dec-91     31  3.4782103.39 $514
   Jan-92     31  1.2223101.14 $517
   Feb-92     29  -2.08397.84% $504
   Mar-92     31  -2.03197.89% $492
   Apr-92     30  6.2200106.13 $520
   May-92     31  4.3543104.27 $539
   Jun-92     30  -1.87098.05% $527
   Jul-92     31  -6.37893.54% $491
   Aug-92     31  -0.86199.05% $484
   Sep-92     30  -4.02895.89% $      462
   Oct-92     31   -6.8393.09% $      429
   Nov-92     30   -0.5399.39% $      424
   Dec-92     31    2.49102.40 $      433
   Jan-93     31    2.86102.77 $      443
   Feb-93     28    1.96101.88 $      450
   Mar-93     31    6.94106.85 $      478
   Apr-93     30    6.65106.56 $      508
   May-93     31    2.15102.06 $      516
   Jun-93     30   -2.4797.45% $      501
   Jul-93     31    3.95103.86 $      518
   Aug-93     31    5.44105.35 $      543
   Sep-93     30   -0.4899.44% $      538
   Oct-93     31    3.62103.53 $      555
   Nov-93     30   -4.2295.70% $      529
   Dec-93     31    6.61106.52 $      561
   Jan-94     31    6.52106.43 $      595
   Feb-94     28   -1.7698.16% $      582
   Mar-94     31   -2.4897.44% $      564
   Apr-94     30    3.31103.22 $      580
   May-94     31   -1.2398.69% $      570
   Jun-94     30   -1.0698.86% $      562
   Jul-94     31    2.65102.56 $      574
   Aug-94     31    1.17101.08 $      577
   Sep-94     30   -2.6197.31% $      560
   Oct-94     31    2.06101.97 $      568
   Nov-94     30   -3.7996.13% $      544
   Dec-94     31   -0.5799.35% $      538
   Jan-95     31   -4.1595.77% $      513
   Feb-95     28    0.26100.18 $      512
   Mar-95     31    3.08102.99 $      526
   Apr-95     30    2.86102.78 $      538
   May-95     31    1.39101.30 $      543
   Jun-95     30    0.81100.73 $      544
   Jul-95     31    4.44104.35 $      566
   Aug-95     31   -2.7897.14% $      547
   Sep-95     30    1.46101.38 $      553
   Oct-95     31   -1.9897.94% $      539
   Nov-95     30    1.16101.08 $      543
   Dec-95     31    2.96102.87 $      556
   Jan-96     31    1.88101.79 $      564
   Feb-96     29    0.22100.14 $      562
   Mar-96     31    1.53101.44 $      568
   Apr-96     30    2.78102.70 $      581
   May-96     31    0.0699.97% $      578
   Jun-96     30    0.73100.65 $      580
   Jul-96     31   -2.9696.96% $      560
   Aug-96     31    0.75100.66 $      561
   Sep-96     30    2.92102.84 $      575
   Oct-96     31      -198.92% $      566
   Nov-96     30    5.22105.13 $      593
   Dec-96     31    0.53100.44 $      593
Listed in Order           Max   605
to match MFPR             Min   419


15
N.EFIA
ASSET MANAGER: GROWTH PORTFOLIO of Variable Insurance Products Fund II seeks to maximize total return by allocating its assets among a mix of domestic and foreign stocks, bonds and short-term fixed income
instruments.    The fund may be appropriate for investors who want to
diversify among domestic and foreign stocks, bonds, short-term instruments and other types of securities, in one fund. The fund, while spreading its assets among all three asset classes, uses a more aggressive approach by focusing on stocks for a higher potential return. Because the fund own different types of investments, their performance is affected by a variety of factors. The value of the fund's investments and the income generated will vary from day to day, and generally reflect interest rates, market conditions, and other company, political and economic news. Performance also depends on FMR's skills in allocating assets. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayAsset Manager:Growth
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30
   Oct-86     31
   Nov-86     30
   Dec-86     31
   Jan-87     31
   Feb-87     28
   Mar-87     31
   Apr-87     30
   May-87     31
   Jun-87     30
   Jul-87     31
   Aug-87     31
   Sep-87     30
   Oct-87     31
   Nov-87     30
   Dec-87     31
   Jan-88     31
   Feb-88     29
   Mar-88     31
   Apr-88     30
   May-88     31
   Jun-88     30
   Jul-88     31
   Aug-88     31
   Sep-88     30
   Oct-88     31
   Nov-88     30
   Dec-88     31
   Jan-89     31
   Feb-89     28
   Mar-89     31
   Apr-89     30
   May-89     31
   Jun-89     30
   Jul-89     31
   Aug-89     31
   Sep-89     30
   Oct-89     31
   Nov-89     30
   Dec-89     31
   Jan-90     31
   Feb-90     28
   Mar-90     31
   Apr-90     30
   May-90     31
   Jun-90     30
   Jul-90     31
   Aug-90     31
   Sep-90     30
   Oct-90     31
   Nov-90     30
   Dec-90     31
   Jan-91     31
   Feb-91     28
   Mar-91     31
   Apr-91     30
   May-91     31
   Jun-91     30
   Jul-91     31
   Aug-91     31
   Sep-91     30
   Oct-91     31
   Nov-91     30
   Dec-91     31
   Jan-92     31
   Feb-92     29
   Mar-92     31
   Apr-92     30
   May-92     31
   Jun-92     30
   Jul-92     31
   Aug-92     31
   Sep-92     30
   Oct-92     31
   Nov-92     30
   Dec-92     31
   Jan-93     31
   Feb-93     28
   Mar-93     31
   Apr-93     30
   May-93     31
   Jun-93     30
   Jul-93     31
   Aug-93     31
   Sep-93     30
   Oct-93     31
   Nov-93     30
   Dec-93     31
   Jan-94     31
   Feb-94     28
   Mar-94     31
   Apr-94     30
   May-94     31
   Jun-94     30
   Jul-94     31
   Aug-94     31
   Sep-94     30
   Oct-94     31
   Nov-94     30
   Dec-94     31
   Jan-95     31               $500
   Feb-95     28     1.5101.42 $505
   Mar-95     31    1.38101.29 $510
   Apr-95     30    2.62102.54 $520
   May-95     31    1.42101.33 $525
   Jun-95     30    4.01103.92 $544
   Jul-95     31    3.67103.58 $561
   Aug-95     31    4.49104.40 $583
   Sep-95     30    1.49101.41 $589
   Oct-95     31   -3.8396.09% $564
   Nov-95     30    1.78101.70 $571
   Dec-95     31    2.52102.43 $582
   Jan-96     31    2.38102.29 $593
   Feb-96     29    0.35100.27 $592
   Mar-96     31     1.8101.71 $600
   Apr-96     30    2.36102.28 $611
   May-96     31    1.56101.47 $618
   Jun-96     30     0.4100.32 $617
   Jul-96     31    -2.597.42% $599
   Aug-96     31    0.74100.65 $600
   Sep-96     30    4.11104.02 $622
   Oct-96     31    2.92102.83 $637
   Nov-96     30    6.51106.42 $675
   Dec-96     31    -1.998.02% $659
Listed in Order           Max   675
to match MFPR             Min   500


16
N.EFIA
CONTRAFUND PORTFOLIO of Variable Insurance Products Fund II seeks capital appreciation by investing primarily in equity securities of companies that are considered to be undervalued or out-of-favor by the
Fund's advisor.    The Fund normally invests primarily in common stock
and securities convertible into common stock, but it has the flexibility to invest in other types or securities. The fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The fund is designed for those who are looking for an investment approach that follows a contrarian philosophy. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.


PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayContrafund
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30
   Oct-86     31
   Nov-86     30
   Dec-86     31
   Jan-87     31
   Feb-87     28
   Mar-87     31
   Apr-87     30
   May-87     31
   Jun-87     30
   Jul-87     31
   Aug-87     31
   Sep-87     30
   Oct-87     31
   Nov-87     30
   Dec-87     31
   Jan-88     31
   Feb-88     29
   Mar-88     31
   Apr-88     30
   May-88     31
   Jun-88     30
   Jul-88     31
   Aug-88     31
   Sep-88     30
   Oct-88     31
   Nov-88     30
   Dec-88     31
   Jan-89     31
   Feb-89     28
   Mar-89     31
   Apr-89     30
   May-89     31
   Jun-89     30
   Jul-89     31
   Aug-89     31
   Sep-89     30
   Oct-89     31
   Nov-89     30
   Dec-89     31
   Jan-90     31
   Feb-90     28
   Mar-90     31
   Apr-90     30
   May-90     31
   Jun-90     30
   Jul-90     31
   Aug-90     31
   Sep-90     30
   Oct-90     31
   Nov-90     30
   Dec-90     31
   Jan-91     31
   Feb-91     28
   Mar-91     31
   Apr-91     30
   May-91     31
   Jun-91     30
   Jul-91     31
   Aug-91     31
   Sep-91     30
   Oct-91     31
   Nov-91     30
   Dec-91     31
   Jan-92     31
   Feb-92     29
   Mar-92     31
   Apr-92     30
   May-92     31
   Jun-92     30
   Jul-92     31
   Aug-92     31
   Sep-92     30
   Oct-92     31
   Nov-92     30
   Dec-92     31
   Jan-93     31
   Feb-93     28
   Mar-93     31
   Apr-93     30
   May-93     31
   Jun-93     30
   Jul-93     31
   Aug-93     31
   Sep-93     30
   Oct-93     31
   Nov-93     30
   Dec-93     31
   Jan-94     31
   Feb-94     28
   Mar-94     31
   Apr-94     30
   May-94     31
   Jun-94     30
   Jul-94     31
   Aug-94     31
   Sep-94     30
   Oct-94     31
   Nov-94     30
   Dec-94     31
   Jan-95     31               $500
   Feb-95     28    5.07104.99 $523
   Mar-95     31    5.01104.92 $546
   Apr-95     30    5.42105.33 $573
   May-95     31    2.18102.09 $583
   Jun-95     30    6.56106.47 $618
   Jul-95     31    7.85107.76 $663
   Aug-95     31    1.26101.17 $668
   Sep-95     30     2.2102.12 $680
   Oct-95     31   -2.0897.84% $662
   Nov-95     30    1.83101.75 $671
   Dec-95     31    0.44100.35 $671
   Jan-96     31    0.73100.64 $672
   Feb-96     29    0.36100.28 $672
   Mar-96     31    3.26103.17 $690
   Apr-96     30     3.3103.21 $709
   May-96     31    1.15101.06 $714
   Jun-96     30   -0.8199.11% $705
   Jul-96     31   -4.6795.25% $668
   Aug-96     31    3.83103.74 $691
   Sep-96     30    4.24104.15 $716
   Oct-96     31    3.08102.99 $735
   Nov-96     30    5.98105.89 $775
   Dec-96     31    -0.699.32% $766
Listed in Order           Max   775
to match MFPR             Min   500


   17
   N.EFIA
       GROWTH OPPORTUNITIES PORTFOLIO    of Variable Insurance
Products Fund III seeks capital growth by investing in a wide range of common domestic and foreign stocks, and securities convertible into common stocks. Although the fund invests primarily in common stock, it has the ability to purchase securities, such as preferred stocks and bonds that may produce capital growth. The value of the fund's investments and, as applicable, the income they generate will vary from day to day, and generally reflect changes in market conditions, interest rates, and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. The graph below is based on a 5% Benchmark Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayGrowth Opportunities
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30
   Oct-86     31
   Nov-86     30
   Dec-86     31
   Jan-87     31
   Feb-87     28
   Mar-87     31
   Apr-87     30
   May-87     31
   Jun-87     30
   Jul-87     31
   Aug-87     31
   Sep-87     30
   Oct-87     31
   Nov-87     30
   Dec-87     31
   Jan-88     31
   Feb-88     29
   Mar-88     31
   Apr-88     30
   May-88     31
   Jun-88     30
   Jul-88     31
   Aug-88     31
   Sep-88     30
   Oct-88     31
   Nov-88     30
   Dec-88     31
   Jan-89     31
   Feb-89     28
   Mar-89     31
   Apr-89     30
   May-89     31
   Jun-89     30
   Jul-89     31
   Aug-89     31
   Sep-89     30
   Oct-89     31
   Nov-89     30
   Dec-89     31
   Jan-90     31
   Feb-90     28
   Mar-90     31
   Apr-90     30
   May-90     31
   Jun-90     30
   Jul-90     31
   Aug-90     31
   Sep-90     30
   Oct-90     31
   Nov-90     30
   Dec-90     31
   Jan-91     31
   Feb-91     28
   Mar-91     31
   Apr-91     30
   May-91     31
   Jun-91     30
   Jul-91     31
   Aug-91     31
   Sep-91     30
   Oct-91     31
   Nov-91     30
   Dec-91     31
   Jan-92     31
   Feb-92     29
   Mar-92     31
   Apr-92     30
   May-92     31
   Jun-92     30
   Jul-92     31
   Aug-92     31
   Sep-92     30
   Oct-92     31
   Nov-92     30
   Dec-92     31
   Jan-93     31
   Feb-93     28
   Mar-93     31
   Apr-93     30
   May-93     31
   Jun-93     30
   Jul-93     31
   Aug-93     31
   Sep-93     30
   Oct-93     31
   Nov-93     30
   Dec-93     31
   Jan-94     31
   Feb-94     28
   Mar-94     31
   Apr-94     30
   May-94     31
   Jun-94     30
   Jul-94     31
   Aug-94     31
   Sep-94     30
   Oct-94     31
   Nov-94     30
   Dec-94     31
   Jan-95     31               $  500
   Feb-95     28    3.08103.00 $      513
   Mar-95     31    1.83101.74 $      520
   Apr-95     30     3.5103.41 $      535
   May-95     31    4.67104.58 $      558
   Jun-95     30    3.06102.97 $      572
   Jul-95     31    3.31103.22 $      588
   Aug-95     31    0.66100.57 $      589
   Sep-95     30    1.71101.63 $      596
   Oct-95     31    0.72100.63 $      597
   Nov-95     30    2.87102.79 $      612
   Dec-95     31    2.57102.48 $      624
   Jan-96     31    1.45101.36 $      630
   Feb-96     29   -0.0799.85% $      627
   Mar-96     31    -0.399.61% $      622
   Apr-96     30     1.6101.52 $      629
   May-96     31    2.24102.15 $      639
   Jun-96     30     0.8100.72 $      641
   Jul-96     31    -2.997.02% $      620
   Aug-96     31     0.6100.51 $      620
   Sep-96     30    4.83104.74 $      647
   Oct-96     31    4.11104.02 $      670
   Nov-96     30    7.56107.47 $      718
   Dec-96     31   -2.5397.39% $      696
Listed in Order           Max   718
to match MFPR             Min   500


18
N.EFIA
BALANCED PORTFOLIO    of Variable Insurance Products Fund III
    seeks both income and growth of capital by investing in a broad selection of stocks, bonds, and convertible securities. When FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in equity securities and will always invest at least 25% of the fund's assets in fixed income securities. The value of the fund's investments and, as applicable, the income they generate will vary from day to day, and generally reflect changes in market conditions, interest rates, and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. The graph below is based on a 5% benchmark Rate of
   Return     and initial monthly annuity income of $500.

PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayBalanced
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30
   Oct-86     31
   Nov-86     30
   Dec-86     31
   Jan-87     31
   Feb-87     28
   Mar-87     31
   Apr-87     30
   May-87     31
   Jun-87     30
   Jul-87     31
   Aug-87     31
   Sep-87     30
   Oct-87     31
   Nov-87     30
   Dec-87     31
   Jan-88     31
   Feb-88     29
   Mar-88     31
   Apr-88     30
   May-88     31
   Jun-88     30
   Jul-88     31
   Aug-88     31
   Sep-88     30
   Oct-88     31
   Nov-88     30
   Dec-88     31
   Jan-89     31
   Feb-89     28
   Mar-89     31
   Apr-89     30
   May-89     31
   Jun-89     30
   Jul-89     31
   Aug-89     31
   Sep-89     30
   Oct-89     31
   Nov-89     30
   Dec-89     31
   Jan-90     31
   Feb-90     28
   Mar-90     31
   Apr-90     30
   May-90     31
   Jun-90     30
   Jul-90     31
   Aug-90     31
   Sep-90     30
   Oct-90     31
   Nov-90     30
   Dec-90     31
   Jan-91     31
   Feb-91     28
   Mar-91     31
   Apr-91     30
   May-91     31
   Jun-91     30
   Jul-91     31
   Aug-91     31
   Sep-91     30
   Oct-91     31
   Nov-91     30
   Dec-91     31
   Jan-92     31
   Feb-92     29
   Mar-92     31
   Apr-92     30
   May-92     31
   Jun-92     30
   Jul-92     31
   Aug-92     31
   Sep-92     30
   Oct-92     31
   Nov-92     30
   Dec-92     31
   Jan-93     31
   Feb-93     28
   Mar-93     31
   Apr-93     30
   May-93     31
   Jun-93     30
   Jul-93     31
   Aug-93     31
   Sep-93     30
   Oct-93     31
   Nov-93     30
   Dec-93     31
   Jan-94     31
   Feb-94     28
   Mar-94     31
   Apr-94     30
   May-94     31
   Jun-94     30
   Jul-94     31
   Aug-94     31
   Sep-94     30
   Oct-94     31
   Nov-94     30
   Dec-94     31
   Jan-95     31               $  500
   Feb-95     28       2101.92 $      508
   Mar-95     31    0.69100.60 $      509
   Apr-95     30    1.27101.19 $      513
   May-95     31    2.12102.03 $      521
   Jun-95     30    1.23101.15 $      525
   Jul-95     31     1.3101.21 $      529
   Aug-95     31    0.37100.28 $      528
   Sep-95     30    0.92100.84 $      531
   Oct-95     31   -1.1898.74% $      522
   Nov-95     30    2.94102.86 $      534
   Dec-95     31    1.62101.53 $      540
   Jan-96     31    0.72100.63 $      542
   Feb-96     29   -1.3498.58% $      532
   Mar-96     31   -0.8199.11% $      525
   Apr-96     30    0.27100.19 $      524
   May-96     31    1.09101.00 $      527
   Jun-96     30    0.63100.55 $      528
   Jul-96     31   -1.9797.95% $      515
   Aug-96     31    0.64100.55 $      515
   Sep-96     30    4.26104.17 $      535
   Oct-96     31     2.7102.61 $      546
   Nov-96     30    5.25105.16 $      572
   Dec-96     31   -1.6198.31% $      560
Listed in Order           Max   572
to match MFPR             Min   500


19
N.FIA
GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities. The Fund may also invest in equity securities that are not paying dividends, but offer the potential for capital appreciation of future income. The Fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The Fund is designed for those who seek a combination of growth and income from equity and
some bond investment.    The graph below is based on a 5% Benchmark
Rate of Return and initial monthly annuity income of $500.

PROSPECTUS CHARTS CUMULATIVE ONE MONTH TOTAL RETURNS
      M&E   0.01
      BRR   0.05
    Month # of DayGrowth & Income
   Apr-82
   May-82     31
   Jun-82     30
   Jul-82     31
   Aug-82     31
   Sep-82     30
   Oct-82     31
   Nov-82     30
   Dec-82     31
   Jan-83     31
   Feb-83     28
   Mar-83     31
   Apr-83     30
   May-83     31
   Jun-83     30
   Jul-83     31
   Aug-83     31
   Sep-83     30
   Oct-83     31
   Nov-83     30
   Dec-83     31
   Jan-84     31
   Feb-84     29
   Mar-84     31
   Apr-84     30
   May-84     31
   Jun-84     30
   Jul-84     31
   Aug-84     31
   Sep-84     30
   Oct-84     31
   Nov-84     30
   Dec-84     31
   Jan-85     31
   Feb-85     28
   Mar-85     31
   Apr-85     30
   May-85     31
   Jun-85     30
   Jul-85     31
   Aug-85     31
   Sep-85     30
   Oct-85     31
   Nov-85     30
   Dec-85     31
   Jan-86     31
   Feb-86     28
   Mar-86     31
   Apr-86     30
   May-86     31
   Jun-86     30
   Jul-86     31
   Aug-86     31
   Sep-86     30
   Oct-86     31
   Nov-86     30
   Dec-86     31
   Jan-87     31
   Feb-87     28
   Mar-87     31
   Apr-87     30
   May-87     31
   Jun-87     30
   Jul-87     31
   Aug-87     31
   Sep-87     30
   Oct-87     31
   Nov-87     30
   Dec-87     31
   Jan-88     31
   Feb-88     29
   Mar-88     31
   Apr-88     30
   May-88     31
   Jun-88     30
   Jul-88     31
   Aug-88     31
   Sep-88     30
   Oct-88     31
   Nov-88     30
   Dec-88     31
   Jan-89     31
   Feb-89     28
   Mar-89     31
   Apr-89     30
   May-89     31
   Jun-89     30
   Jul-89     31
   Aug-89     31
   Sep-89     30
   Oct-89     31
   Nov-89     30
   Dec-89     31
   Jan-90     31
   Feb-90     28
   Mar-90     31
   Apr-90     30
   May-90     31
   Jun-90     30
   Jul-90     31
   Aug-90     31
   Sep-90     30
   Oct-90     31
   Nov-90     30
   Dec-90     31
   Jan-91     31
   Feb-91     28
   Mar-91     31
   Apr-91     30
   May-91     31
   Jun-91     30
   Jul-91     31
   Aug-91     31
   Sep-91     30
   Oct-91     31
   Nov-91     30
   Dec-91     31
   Jan-92     31
   Feb-92     29
   Mar-92     31
   Apr-92     30
   May-92     31
   Jun-92     30
   Jul-92     31
   Aug-92     31
   Sep-92     30
   Oct-92     31
   Nov-92     30
   Dec-92     31
   Jan-93     31
   Feb-93     28
   Mar-93     31
   Apr-93     30
   May-93     31
   Jun-93     30
   Jul-93     31
   Aug-93     31
   Sep-93     30
   Oct-93     31
   Nov-93     30
   Dec-93     31
   Jan-94     31
   Feb-94     28
   Mar-94     31
   Apr-94     30
   May-94     31
   Jun-94     30
   Jul-94     31
   Aug-94     31
   Sep-94     30
   Oct-94     31
   Nov-94     30
   Dec-94     31
   Jan-95     31
   Feb-95     28
   Mar-95     31
   Apr-95     30
   May-95     31
   Jun-95     30
   Jul-95     31
   Aug-95     31
   Sep-95     30
   Oct-95     31
   Nov-95     30
   Dec-95     31
   Jan-96     31
   Feb-96     29
   Mar-96     31
   Apr-96     30
   May-96     31
   Jun-96     30
   Jul-96     31
   Aug-96     31
   Sep-96     30
   Oct-96     31
   Nov-96     30
   Dec-96     31
Listed in Order           Max     0
to match MFPR             Min     0

MORGAN STANLEY ASSET MANAGEMENT INC.
EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in Fixed Income Securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived credit worthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Under normal market conditions, the Portfolio will invest a large portion of its total assets in Government Fixed Income Securities, including Loan Participations and Assignments between governments and financial institutions, securities issued by government owned, controlled or sponsored entities and securities of entities organized to restructure outstanding debt of such issuers. In selecting Emerging Market Country Fixed Income Securities for the Portfolio, Morgan Stanley Asset Management Inc.
("MSAM") will apply a market risk analysis   ,     contemplating
assessment of factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. As opportunities to invest in debt securities in other countries develop, the Portfolio expects to expand and further diversify the universe of emerging market countries in which it invests. The Portfolio maybe appropriate for those who seek a high level of current income from Emerging Market Country Securities that are Fixed Income Securities, while holding the potential for capital appreciation.
EMERGING MARKETS EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in Equity Securities of emerging market country issuers with a focus on those in which MSAM believes the economies are developing strongly and in which the markets are becoming more sophisticated. The Portfolio may be appropriate for those who seek to achieve long-term capital appreciation by investing in Emerging Market Country Securities. By including emerging market country investments in their portfolio, investors can achieve additional diversification and participate in growth opportunities in emerging market countries. Under normal market conditions, a large percentage of the total assets of the Portfolio will be invested in Emerging Market Country Equity Securities. There are currently over 130 countries which, in the opinion of MSAM, are generally considered to be emerging or developing countries by the international financial community, approximately 40
of which currently have stock markets. As marke   t    s in other
countries develop, the Portfolio expects to expand and further diversify the emerging market countries in which it invests.
GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in Equity Securities of issuers throughout the world, including U.S. issuers and issuers in emerging market countries, using an approach that is oriented to the selection of individual stocks that MSAM believes are undervalued. The Portfolio may be appropriate for investors who seek to pursue their investment goals in markets throughout the world, including the United States. By including international investments in their portfolio, investors can achieve additional diversification and participate in growth opportunities around the world. Under normal circumstances, a substantial amount of the total assets of the Portfolio will be invested in Equity Securities, and a lesser percentage of the Portfolio's assets will be invested in Common Stocks of U.S. issuers and the remaining equity position will be invested in at least three countries other than the United States. MSAM's approach is oriented to individual stock selection and is value driven. In selecting stocks for the Portfolio, MSAM initially identifies those stocks that it
believes to be undervalued in relation to the issuer   '    s assets,
cash flow, earnings and revenues, and then evaluates the future value of such stocks by running the results of an in-depth study of the issuer through a dividend discount model. In selecting investments, MSAM utilizes the research of a number of sources, including Morgan Stanley Capital International, an affiliate of MSAM located in Geneva, Switzerland.
INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in Equity Securities of non U.S. issuers domiciled in EAFE countries, pursuant to weightings determined by MSAM. The Portfolio may be appropriate for investors who seek to pursue their investment goals in markets outside of the United States. By including international investments in their portfolio, investors can achieve additional diversification and participate in growth opportunities around the world. The countries in which the Portfolio will
primarily     invest are those comprising the Morgan Stanley Capital
International EAFE Index, which include Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (each an "EAFE country", and
collectively the "EAFE countries").    The Portfolio may invest up to
5% of its total assets in the securities of issuers domiciled in
non-EAFE countries.     Under normal market conditions, a large
percentage of the total assets of the Portfolio will be invested in Equity Securities of issuers in at least three different EAFE countries.
PBHG
SELECT 20 PORTFOLIO seeks long-term growth of capital. The Portfolio will normally be substantially invested in equity securities (including ADRs and foreign equity securities). The equity securities in which the Portfolio will invest are common stocks, warrants and rights to purchase common stocks, and debt securities and preferred stocks that are convertible into common stocks. Under normal market conditions, the Portfolio will invest at least 65%of its total assets in equity securities of a limited number (i.e., no more than 20 stocks) of large capitalization companies that, in Pilgrim Baxter & Associates, Ltd.'s (the "Adviser") opinion, have a strong earnings growth outlook and potential for capital appreciation. Such large companies have market capitalization in excess of $1 billion. Because the Portfolio focuses on equity securities of a small number of companies, the impact of a change in value of a single stock holding may be magnified.
GROWTH II PORTFOLIO seeks capital appreciation and will normally be as fully invested as practicable in common stocks and securities convertible into common stocks. Under normal market conditions, the Portfolio will invest at least 65%of its total assets in common stocks and convertible securities of small and medium sized growth companies (market capitalization or annual revenues up to $4 billion). The Portfolio will seek to achieve its objective by investing in companies believed by the Adviser to have an outlook for strong earnings growth and the potential for significant capital appreciation. Securities will be sold when the Adviser believes that anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects, or the risk of a decline in market price is too great. The Portfolio will likely have somewhat greater volatility than the stock market in general. Because the investment techniques employed by the Adviser are responsive to near-term earnings trends of the companies whose securities are owned by the Portfolio,
   p    ortfolio turnover can be expected to be fairly high.
   LARGE CAP VALUE PORTFOLIO seeks long-term growth of capital and income. Current income is a secondary objective. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in a diversified Portfolio of equity securities of large capitalization companies which, in the opinion of the Adviser and Pilgrim Baxter Value Investors, Inc. (the "Sub-Adviser"), are undervalued or overlooked by the market. In selecting investments for the Portfolio, the Adviser and Sub-Adviser emphasize fundamental investment value and consider the following factors, among others, in identifying and analyzing a security's fundamental value: the relationship of a company's potential earnings power to its current stock price; continuing dividend income and the potential for increasing dividend growth; a strong balance sheet with low financial leverage; low price/earnings ratio relative to other similar companies; and potential for favorable business developments.
   SMALL CAP VALUE PORTFOLIO seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified Portfolio of common stocks of small companies with market capitalizations in the range of companies represented in the Russell 2000 Index which are considered to be relatively undervalued based on certain proprietary measures of value. In selecting investments for the Portfolio, the Adviser and Sub-Adviser emphasize fundamental investment value and consider the following factors, among others, in identifying and analyzing a security's fundamental value: the relationship of a company's potential earnings power to its current stock price; current dividend income and the potential for current dividends; low price/earnings ratio relative to other similar companies; strong competitive advantages, including a recognized brand or trade name or niche market position; sufficient resources for expansion; capability of management; and favorable overall business prospects.
   TECHNOLOGY & COMMUNICATIONS PORTFOLIO seeks long-term growth of capital. Current income is incidental to the Portfolio's objective. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of companies which rely extensively on technology or communications in their product development or operations, or which are expected to benefit from technological advances and improvements, and that may be experiencing exceptional growth in sales and earnings driven by technology-or communication-related products and services. Such technology and communications companies may be in different industries or fields, including computer software and hardware, electronic components and systems, network and cable broadcasting, telecommunications, mobile communications, satellite communications, defense and aerospace, transportation systems, data storage and retrieval, biotechnology and medical, and environmental. As a result of this focus, the Portfolio offers investors the significant growth potential of companies that may be responsible for breakthrough products or technologies or that are positioned to take advantage of cutting-edge developments. The Portfolio's stock holdings can range from small companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing and marketing such scientific advances.
STRONG
DISCOVERY FUND II PORTFOLIO seeks capital growth. The Fund invests in securities that the Adviser believes represent attractive growth opportunities. The Fund normally emphasizes equity securities, although it has the flexibility to invest in any type of security that the Adviser believes has the potential for capital appreciation. The Fund may invest up to 100% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may also invest up to 100% of its assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities. Although the debt obligations in which it invests will be primarily investment-grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations. The Fund may also invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depository receipts. The Adviser attempts to identify companies that are poised for accelerated earnings growth due to innovative products or services, new management, or favorable economic or market cycles. These companies may be small, unseasoned firms in early stages of development, or they may be mature organizations.
GROWTH FUND II PORTFOLIO seeks capital growth. The Fund invests primarily in equity securities that the Adviser believes have above-average growth prospects. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. While the emphasis of the Fund is clearly on equity securities, the Fund may invest a limited portion of its assets in debt obligations when the Adviser perceives that they are more attractive than stocks on a long-term basis. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations. The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts. The Fund generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. In identifying companies with favorable growth prospects, the Adviser ordinarily looks to certain other characteristics, such as prospects for above-average sales and earnings growth; high return on invested capital; overall financial strength, including sound financial and accounting policies and a strong balance sheet; competitive advantages, including innovative
products and service   s    ; effective research, product development
and marketing; and stable, capable management.
OPPORTUNITY FUND II PORTFOLIO seeks capital growth. The Fund invests primarily in equity securities and currently emphasizes investments in medium-sized companies the Adviser believes are
under   -    researched and attractively valued. The Fund will invest
at least 70% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. Under normal market conditions, the Fund expects to be fully invested in equities. The Fund may, however, invest up to 30% of its net assets in debt obligations, including intermediate-to long-term corporate or U.S. government debt securities, and when the Adviser determines that market conditions warrant a temporary defensive position, it may use that allowance to invest up to 30% of its net assets in cash and short-term fixed-income securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations. The Fund may also invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts. In selecting its equity investments, the Adviser seeks to identify attractive investment opportunities that have not become widely recognized by other stock analysts or the financial press. Through first-hand research that often includes on-site visits with the leaders of companies, the Adviser looks for companies with fundamental value or growth potential that is not yet reflected in their current market prices. In many cases, companies in the small- and medium-capitalization markets are under-followed and, as a result, less efficiently priced than their larger, better-known counterparts. The Fund's investments are therefore likely to consist, in part, of securities in small- and medium-sized companies. Many of these companies may have successfully emerged from the start-up phase and have potential for future growth. Because of their longer track records and more seasoned management, they generally pose less investment uncertainty than do the smallest companies. In general, smaller-capitalization companies often involve greater risks than investments in established companies.
WARBURG PINCUS
INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing in equity securities of non-U.S. issuers. The Portfolio pursues its investment objective by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgement of the Adviser, have their principal business activities and interests outside of the United States. The Portfolio will ordinarily invest substantially all of its assets in common stocks, warrants and securities convertible into or exchangeable for common stocks, and will generally invest in at least three countries other than the United States. The Portfolio intends to be widely diversified across securities of many corporations located in a number of foreign countries. The Adviser anticipates, however,
that the Portfolio from time to time    may     invest a significant
portion of its assets in a single country such as Japan, which may involve special risks. In appropriate circumstances, such as when a direct investment by the Portfolio in the securities of a particular country cannot be made or when the securities of an investment company are more liquid than the underlying portfolio securities, the Portfolio may invest in the securities of closed-end investment companies that invest in foreign securities. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets. International investment entails special risk considerations, including currency fluctuations, lower liquidity, economic instability, political uncertainty and differences in accounting methods.
POST-VENTURE CAPITAL PORTFOLIO seeks long-term growth of capital. The Portfolio pursues an aggressive investment strategy by investing primarily in equity securities of companies considered by the Adviser to be in their post-venture capital stage of development. Although the Portfolio may invest up to 10% of its assets in venture capital and other investment Funds, the Portfolio is not designed primarily to provide venture capital financing. Rather, under normal market conditions, the Portfolio will invest up to at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is a company that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. The investment of venture capital financing, distribution of such company's securities to venture capital investors, or initial public offering ("IPO"), whichever is later, will have been made within ten years prior to the Portfolio's purchase of the company's securities. The Adviser believes that venture capital participation in a company's capital structure can lead to revenue/earnings growth rates above those of older, public companies such as those in the Dow Jones Industrial Average or the Fortune 500. Up to 10% of the Portfolio's assets may be invested in United States or foreign private limited partnerships or other investment Funds ("Private Funds") that themselves invest in equity or debt securities of (a) companies in the venture capital or post-venture capital stages of development or (b) companies engaged in special situations or changes in corporate control, including buyouts. Because of the nature of the Portfolio's investments and certain strategies it may use, such as investing in Private Funds, an investment in the Portfolio should be considered only for the aggressive portion of an investor's portfolio and may not be appropriate for all investors.
   SMALL COMPANY GROWTH PORTFOLIO seeks capital growth by investing primarily in equity securities of small sized domestic companies that represent attractive opportunities for capital growth. The Portfolio considers a "small" company to be one that has a market capitalization, measured at the time of the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. (As of January 31, 1998, the Russell 2000 Index included companies with market capitalizations between $23.7 million and $2.7 billion.) It is anticipated that the Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. Small companies may still be in the development stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process. The Portfolio may also invest in securities of emerging growth companies, which can be either small- or medium-sized companies that have passed their start up phase and that show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time. Emerging growth companies generally stand to benefit from new products or services, technological developments or changes in management and other factors and include smaller companies experiencing unusual developments affecting their market value.
The    investment Adviser     for the Fidelity Funds is Fidelity
Management & Research Company, a registered adviser under the Investment Advisers Act of 1940. Fidelity Management & Research Company is the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related
support facilities. As of December 31, 199   7    , it advised funds
having more than    34     million shareholder accounts with a total
value of more than $529 billion. The portfolios of the Fidelity Funds, as part of their operating expenses, pay an investment management fee to Fidelity Management & Research Company. These fees are part of the Funds' expenses. See the prospectuses for the Funds for discussions of
the Funds' expenses   . Fidelity Investments Money Management, Inc.
(FIMM), a subsidiary of FMR, chooses investments for Money Market Portfolio. Beginning January 1, 1999, FIMM will choose investments for Investment Grade Bond Portfolio. Beginning January 1, 1999, FIMM will choose certain types of investments for Asset Manager, Asset Manager:
Growth, and Balanced Portfolios. Foreign affiliates of FMR may help choose investments for some of the Funds. Bankers Trust Company (BT) is a wholly-owned subsidiary of Bankers Trust New York Corporation, the seventh largest bank holding company in the United States. BT currently serves as sub-adviser to Index 500 Portfolio and manages the Fund's portfolio.
   The investment Adviser for the Morgan Stanley Universal Funds, Inc. is Morgan Stanley Asset Management Inc., which is a wholly-owned
subsidiary of Morgan Stanley Dean     Witter    & Co., which is a
preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services. MSAM, a registered Investment Adviser under the Investment Advisers Act of 1940, as amended, serves as investment Adviser to numerous open-end and closed-end investment companies as well as, to employee benefit plans, endowment funds, foundations and other institutional investors. MSAM's principal business office is located at 1221 Avenue of the Americas, New York, New York 10020.
   The investment Adviser for the PBHG Insurance Series Fund, Inc. is Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter"), a professional investment management firm and registered investment Adviser that, along with its predecessors, has been in business since 1982. The controlling shareholder of Pilgrim Baxter is United Asset Management Corporation ("UAM"), a New York stock exchange listed holding company principally engaged through affiliated firms, in providing institutional investments management services and acquiring institutional investment management firms. UAM's headquarters are located at One International Place, Boston, Massachusetts 02110. The principal business address of the Adviser is 825 Dupertail Road, Wayne, Pennsylvania 19087. Pilgrim Baxter Value Investors, Inc., the Sub-Adviser, is a wholly owned subsidiary of Pilgrim Baxter and is a registered investment Adviser that was formed in 1940. As with the Adviser, the controlling shareholder of the Sub-Adviser is UAM. The principal business address of the Sub-Adviser is 825 Dupertail Road, Wayne, Pennsylvania 19087.
The    investment Adviser     for the Strong Funds is Strong Capital
Management, Inc. The Adviser began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. The Adviser's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of the Fund, is the controlling shareholder of the Adviser.
The    investment Adviser     for the Warburg Pincus Funds is Warburg
Pincu   s Asset Management, Inc.     Incorporated in 1970, Warburg
Pincus is indirectly controlled by Warburg, Pincus & Co.("WP&Co."),
which     Warburg G.P has no business other than being a holding
company of Warburg Pincus and its affiliates. Lionel I. Pincus, the managing partner of WP&Co., may be deemed to control both WP&Co. and Warburg Pincus. Warburg Pincus' address is 466 Lexington Avenue, New York, New York 10017-3147.
You will find more complete information about the Funds, including the risks associated with each Portfolio, in the accompanying prospectuses. You should read them in conjunction with this prospectus.

7.FACTS ABOUT THE CONTRACT

PURCHASE OF A CONTRACT
EFILI offers the Contracts only in states in which it has obtained approval. Three types of Contracts are available. You can purchase a Non-qualified Contract using money from any source. Qualified Contracts may be purchased with money rolled over from a qualified retirement plan, such as a 401(k) plan, 403(b) plan or IRA. You may also arrange with your employer to purchase a Tax-Sheltered Annuity Contract with money in a tax-sheltered annuity under section 403(b) of the Code.
The minimum Purchase Payment for a Contract is generally $25,000. You may purchase a Qualified Contract only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from another qualified plan, tax-sheltered annuity or IRA.
You must be the Annuitant and the Owner of the Contract. If in addition to you, another person is named as an Owner, that person must be the Joint Annuitant. However, if you purchase the Contract as a Qualified Contract (IRA) or a Tax-Sheltered Annuity Contract, you must be the sole Owner of the Contract.
For all Contracts, either you or the Joint Annuitant must generally be no more than 85 years old. When EFILI receives your properly completed application, your payment is applied to the purchase of a Contract
within two    valuation periods     after receipt at the Annuity
Service Center. Your application will be considered properly completed as soon as (1) you have provided all the information requested on the application form, including your choice of annuity income option (2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any), and (3) the entire amount of your Purchase Payment has been received.
The date EFILI credits the payment and issues your Contract is called the Contract Date. If your application is incomplete, EFILI will request the information necessary to complete the application. If you do not furnish the information within five days of the time EFILI receives your application, EFILI will return your payment unless it obtains your specific permission to keep it until you complete the application.
FREE LOOK PRIVILEGE
You may return a Contract for a refund within 30 days after you receive it (the "free look period"). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. For most Contracts, we assume that you receive your Contract five days after the Contract Date. For Contracts with large Purchase Payments, we may use the actual date you receive the Contract. If you return a Contract more than ten days after you receive it, EFILI will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first ten days after you receive it, EFILI will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings nor charging it with any administrative expenses, and (2) your Purchase Payment plus the investment performance of the Money Market Investment Option. EFILI will also make an adjustment for the amount of any annuity income it paid before it received the Contract. ONCE THE FREE LOOK PERIOD EXPIRES, THE CONTRACT MAY NOT BE RETURNED FOR A REFUND.
INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT
The portion of your Purchase Payment you allocate to the Investment Options will be invested in the Money Market Investment Option for the Money Market Period. At the end of the Valuation Period in which the Money Market Period ends any amount then in the Money Market Investment Option (the "Free Look Units") will be exchanged for Annuity Income Units in the percentages you have chosen. You allocate percentages that are whole numbers, not fractions. Immediately following the reallocations, the total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.
At least 10% of the variable portion of your Purchase Payment must be allocated to each Investment Option you select.
You may currently transfer amounts among Investment Options as often as you wish without charge. However, excessive trading activity can disrupt Portfolio management strategy and increase Portfolio expenses, which are borne by everyone participating in the Portfolio regardless of their transfer activity. Therefore, EFILI reserves the right to limit the number of transfers permitted, but not to fewer than six per calendar year. You tell us the percentage you want for your new allocation in each Investment Option. Your allocation percentages will be in whole numbers, not fractions.
You may change the allocations among the Investment Options by writing
or telephoning the Annuity Service Center.    EFILI     and the Funds
reserve the right to change telephone reallocation provisions, or to eliminate them, and to limit or reject any telephone reallocation at any time. You may make up to eighteen telephone reallocations per calendar year. Empire Fidelity Invesments Life will not accept exchange requests via fax.
EFILI will not be responsible for any losses resulting from unauthorized telephone reallocations if it follows reasonable
procedures designed to verify the identity of the caller.    EF    ILI
may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them.
In some cases, contracts may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make transfers and exchanges among the sub-accounts on the basis of perceived market trends. Because the large transfers of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.
The right to exchange contract values among sub-accounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on behalf of a Contract Owner(s). In modifying such rights, the Company may, among other things, decline to accept
(1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. The Company will impose such restrictions only if it believes that doing so will prevent harm to other Contract Owners.
When you reallocate among Investment Options, EFILI will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally any Investment Option you transfer to is credited at the same time. However, we may wait to credit the amount to a new Investment Option until an Investment Option you transfer from becomes liquid. This will happen only if (1) the Investment Option you transfer to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Investment Option you transfer from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or transfers that require it to sell Portfolio securities in order to make funds available. The Investment Option you transfer from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit an Investment Option for this reason, the amount you transfer will be uninvested. After seven days the transfer will be made even if the Investment Option you transfer from is not liquid.
The amount of the allocation in each Investment Option will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives. CHARGES
The following are all the charges made under the Contract.
1. PREMIUM TAXES. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, any amount needed to provide for the applicable premium taxes is deducted from your Purchase Payment. The remainder of your Purchase Payment will be allocated to the Investment Options and/or applied to the purchase of fixed annuity income.
2. ADMINISTRATIVE CHARGES. Administrative charges compensate EFILI for the expenses incurred in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.
Each day, a deduction is made from the assets of the Investment Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.
3. MORTALITY AND EXPENSE RISK CHARGE. A daily asset charge is deducted for our assumption of mortality and expense risks. Each day an amount is deducted from the assets of each Investment Option at an effective annual rate of 0.75%.
The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.
4. EXPENSES OF THE FUNDS. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.
5. OTHER TAXES. EFILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See EFILI'S TAX STATUS on page .
ANNUITY INCOME DATES
We provide annuity income for each Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.
On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual or annual annuity income.
   If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Investment Options at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.
SIGNATURE GUARANTEE
A signature guarantee is designed to protect you and Empire Fidelity Investments Life from fraud. Certain free look requests must include a signature guarantee if any of the following situations apply:
1. The requested amount is more than $25,000.
2. In other circumstances where we deem it necessary for the protection of you, the customer (e.g. the signature does not resemble the signature we have on file).
You should be able to obtain a signature guarantee from a bank, broker dealer (including Fidelity Investor Centers), credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
DEATH BENEFIT
If no Annuitant or Joint Annuitant is alive on the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. If your contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.
FIXED, VARIABLE OR COMBINATION ANNUITY INCOME
At the time of purchase, you allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. Similarly, any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income. You can reallocate the variable portion of your Contract among the various Investment Options. However, the variable portion of a Contract must remain in the Money Market Investment Option for the Money Market Period.
If you allocate all of your Purchase Payment to fixed annuity income, EFILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page .
If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decrease upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page .
If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under TYPES OF ANNUITY INCOME OPTIONS on page .
Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. EFILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose; (c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Money Market Investment Option. On the date the Money Market Period ends, EFILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged.
The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time. EFILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.
BENCHMARK RATE OF RETURN
When you purchase a Contract, EFILI calculates an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized investment return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.
Income will increase from one Annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Net Rate of Return is less than the Benchmark Rate of Return. Choosing a 5.0% Benchmark Rate of Return instead of a 3.5% Benchmark Rate of Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance and decrease more rapidly during periods of poor investment performance.
The following graph illustrates the effect that your choice of a Benchmark Rate of Return would have on your annuity income for a hypothetical Contract. The graph assumes the following: (a) a Purchase Payment of $100,000; (b) annuity income is entirely variable; (c) the Contract is a single life Contract providing annuity income for ten years or the rest of your life, whichever is longer; (d) you are a 65 year old male; and (f) the selected Portfolios earn a constant 10% gross investment return before fees and expenses (equal to an
8.   07    % Net Rate of Return after fees and expenses). Monthly
income amounts are shown for two Benchmark Rates of Return: 3.5% and 5.0% annually. Notice that with the lower Benchmark Rate of Return your monthly income starts at a lower level but increases more rapidly. With the higher Benchmark Rate of Return monthly income starts at a higher level but increases less rapidly.

Year       3.50%   5.00%
      1  $574.87 $660.97
      2     $601    $681
      3     $628    $702
      4     $656    $723
      5     $686    $745
      6     $717    $767
      7     $750    $791
      8     $784    $815
      9     $819    $839
     10     $856    $865
     11     $895    $891
     12     $935    $918
     13     $977    $946
     14   $1,022    $974
     15   $1,068  $1,004
     16   $1,116  $1,034
     17   $1,167  $1,066
     18   $1,219  $1,098
     19   $1,275  $1,131
     20   $1,332  $1,165
     21   $1,393  $1,201
     22   $1,455  $1,237
     23   $1,521  $1,275
     24   $1,590  $1,313
     25   $1,662  $1,353

TYPES OF ANNUITY INCOME OPTIONS
At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually or annually. Once you make these choices, they cannot be changed. The options EFILI currently offers are described below. Other annuity income options may be made available. The Federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract or a Tax-Sheltered Annuity Contract.
1. SINGLE LIFE ANNUITY. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.
2. JOINT AND SURVIVOR ANNUITY WITH FULL ANNUITY INCOME TO THE SURVIVOR. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract or Tax-Sheltered Annuity Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.
3. JOINT AND SURVIVOR ANNUITY WITH REDUCED ANNUITY INCOME TO THE SURVIVOR. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.
4. JOINT AND SURVIVOR ANNUITY WITH FULL ANNUITY INCOME TO THE ANNUITANT IF THE JOINT ANNUITANT DIES, BUT REDUCED ANNUITY INCOME TO THE JOINT ANNUITANT IF THE ANNUITANT DIES. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.
For Options 2, 3 and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.
GUARANTEE PERIOD
On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to thirty (30). You may do this for any annuity income option. If neither you nor the Joint Annuitant lives to the end of the guarantee period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a guarantee period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.
If (a) you choose Option 2, 3 or 4 with a guarantee period (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the guarantee period, as required by the Federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter guarantee period and a generally higher amount of annuity income.
If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.
A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant (if any); (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any), dies and the Beneficiary is no longer living. For (b) the lump sum will be paid to the Beneficiary's estate. For (c) it will go to the estate of the last to die of you and the Joint Annuitant (if any).
   A    ny lump sum    attributable to the fixed annuity portion of a
Contract     will    generally     be the present value of the annuity
income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments.
   Any lump sum attributable to the variable annuity income portion of
a Contract     will    generally     be the present value of the
annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that EFILI used in determining the annuity income on the first Annuity Income Date.
If EFILI believes that the first annuity income amount due to any Beneficiary will be less than $50, EFILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.
REPORTS
If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options. We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

8.MORE ABOUT THE CONTRACT

TAX CONSIDERATIONS
TREATMENT OF DISTRIBUTIONS
TAXATION OF DISTRIBUTIONS. The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the "exclusion amount". In the case of a variable annuity income distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations). In the case of fixed annuity income distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts and Tax-Sheltered Annuity Contracts, the investment in the contract is generally zero. When the investment in the contract is zero, annuity income distributions are fully taxable as ordinary income.
After the dollar amount of the investment in the contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the contract. Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or
(2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.
PENALTY TAX. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts and Tax-Sheltered Annuity Contracts typically will not be subject to the penalty tax. Also, the penalty tax generally will not be imposed on distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (3) under an "immediate annuity" (as that term is defined in the tax law); or (4) in certain other situations. In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2 even if the custodian is 59 1/2 or older. It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax adviser regarding the application of the penalty tax to those distributions.
WITHHOLDING AND REPORTING. EFILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.
QUALIFIED CONTRACTS AND TAX-SHELTERED ANNUITY CONTRACTS
The Contract may be used as an Individual Retirement Annuity under
Section 408(b) of the Internal Revenue Code and as a qualified tax-sheltered annuity under Section 403(b) of the Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity". Also, Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase tax-sheltered annuities for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract or Tax-Sheltered Annuity Contract. Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity or a tax-sheltered annuity, a Qualified Contract and a Tax-Sheltered Annuity Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract may be purchased only in connection with a rollover of amounts from a qualified plan, tax-sheltered annuity, or IRA. Also, a Tax-Sheltered Annuity Contract may be purchased only in connection with a rollover of amounts from another tax-sheltered annuity.
If the Contract is used as a Qualified Contract or a Tax-Sheltered Annuity Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.
In order to satisfy the requirements in the Code, you generally may not purchase a Tax-Sheltered Annuity Contract unless you have reached age 59 1/2, separated from service, or become disabled (within the meaning of the tax law). Certain payments, known as "eligible rollover distributions," from a Tax-Sheltered Annuity Contract will be subject to the new direct rollover and mandatory withholding requirements enacted by Congress in 1992. Generally, distributions from a Tax-Sheltered Annuity Contract will not constitute eligible rollover distributions. However, if an eligible rollover distribution is made under a Tax-Sheltered Annuity Contract, you will receive prior to the distribution a notice (from the plan administrator or EFILI) explaining generally the new direct rollover and mandatory withholding requirements and how to avoid the mandatory withholding thereunder by electing to have the distribution directly transferred to certain qualified retirement plans.
TAX DEFERRAL UNTIL DISTRIBUTIONS ARE MADE
Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations (3) EFILI, rather than the Owner, is considered the owner of the assets of the Variable Account for Federal tax purposes, and
(4) certain distribution requirements are met in the event that you die.
NON-NATURAL OWNER. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for Federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.
DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified". The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified". If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified".
OWNERSHIP TREATMENT. In certain circumstances, variable annuity contract owners may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the contract owners' gross income. Several years ago, the Internal Revenue Service (the "Service") stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account". This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a separate account] without being treated as owners of the underlying assets". As of the date of this Prospectus, no such guidance has been issued.
The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Variable Account.
DISTRIBUTION REQUIREMENTS. To qualify as an annuity for Federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).
This discussion of the Tax Considerations assumes that the Contract will be treated as an annuity contact for Federal income tax purposes and that EFILI will be treated as the owner of the Variable Account assets.
EFILI'S TAX STATUS
EFILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of EFILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing Federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. EFILI does not expect to incur Federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for Federal income taxes. EFILI will periodically review the need for a charge to the Variable Account for its Federal income taxes. Such a charge may be made in future years for any Federal income taxes that would be attributable to the Contracts. Under existing laws, EFILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, EFILI may make charges for such taxes against the Variable Account.
GENERAL TAX CONSIDERATIONS
The above discussion is not exhaustive and is not intended as tax advice. The Federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax adviser as to the tax consequences of your particular arrangement.
This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.
This discussion does not address Federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment - Federal, state, or local - of any contract or of any transaction involving a Contract.

9.OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.
1. OWNER(S). Before a Contract is issued, the Owner(s) have the right to (a) name the Joint Annuitant (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.
After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract.
A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.
2. ANNUITANT. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.
3. JOINT ANNUITANT. For Non-qualified Contracts, the Joint Annuitant (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts and Tax-Sheltered Annuity Contracts (a) all annuity income during your lifetime must be received only by you, and
(b) the Joint Annuitant may not be an Owner.
4. BENEFICIARY. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any); and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date. Surviving Beneficiaries will receive equal shares unless you specify otherwise. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary". No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined. If a Beneficiary receiving annuity income dies, we will provide a lump sum to his or her estate. See TYPES OF ANNUITY INCOME OPTIONS on page 75.
5. MISSTATEMENT OF DATE OF BIRTH OR SEX. If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.
If the misstatement is not discovered until after the first Annuity Income Date, EFILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.
6. ASSIGNMENT. The Contract may not be assigned.
7. DIVIDENDS. The Contract is "non-participating". This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.
8. NOTIFICATION OF DEATH. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant (if any) at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant (if any) before we receive due proof of death at the Annuity Service Center.
You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.
SELLING THE CONTRACTS
The Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR Corp., the parent company of EFILI. Fidelity Brokerage Services, Inc. is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Funds. The principal business address of Fidelity Brokerage Services, Inc. and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from EFILI of not more than 3% of the Purchase Payments. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.
POSTPONEMENT OF BENEFITS
We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

10.MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

CHANGES IN INVESTMENT OPTIONS
We may from time to time make additional investment options available to you. These investment options will invest in investment portfolios that we find suitable for the Contract.
EFILI also has the right to eliminate any Investment Option, to combine two or more Investment Options, or substitute a new portfolio or fund for the Portfolio in which an Investment Option invests. A substitution may become necessary if, in EFILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.
EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.
NET RATE OF RETURN FOR AN INVESTMENT OPTION
The Net Rate of Return reflects the investment performance of the Investment Option, less all expenses and charges, for the Valuation Period. EFILI determines the Net Rate of Return of an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.
Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.
VOTING RIGHTS
EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.
EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with Federal regulations or interpretations of those regulations.
EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.
If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.
Under Federal regulations, EFILI may also disregard instructions to
vote for changes in investment policies or the    investment
Adviser     if it disapproves of the proposed changes. EFILI would
disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.
RESOLVING MATERIAL CONFLICTS
The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts EFILI establishes.
Although EFILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants and Beneficiaries.

PERFORMANCE
Performance information for the Investment Options may appear in reports and advertising to current and prospective Owners, Annuitants, Joint Annuitants and Beneficiaries. The performance information is based on historical investment experience of the Investment Options and the Funds and does not indicate or represent future performance. Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Portfolio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges.
A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in an Investment Option's returns, you should recognize that they are not the same as actual year-by-year results.
Some Investment Options may also advertise yield. These measures reflect the income generated by an investment in the Investment Option over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses.
The Money Market Investment Option may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Investment Option over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Investment Grade Bond and the High Income Investment Options may advertise a 30 day yield which reflects the income generated by an investment in the Investment Option over a 30 day period.
LITIGATION
Neither EFILI, the Variable Account, nor Fidelity Brokerage Services, Inc. is a party to any material litigation.
APPENDIX - ILLUSTRATIONS OF VALUES
The following tables have been prepared to show how investment performance affects your variable annuity income over time. In these illustrations, we assume that you are the person who will receive the variable annuity income, and that the Contract is a Non-qualified Contract. The illustrations show variable annuity income amounts and fixed annuity income amounts.
The variable annuity income amounts reflect three different assumptions for a constant investment return after all expenses:
   -1.95    %, the Benchmark Rate of Return, and    9.82    %. These
are hypothetical rates of return and, of course, EFILI does not guarantee that you will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.
Your variable income may be more or less than the income shown if the actual returns of the Investment Options are different than those illustrated. Since it is very likely that your investment returns will fluctuate over time, you can expect that the amount of your annuity income will also fluctuate. The total amount of annuity income ultimately received will depend on how long you live and whether you choose a guarantee period option.
Another factor which determines the amount of variable annuity income is the Benchmark Rate of Return. You choose the Benchmark Rate of Return from the options available. Income will increase from one Annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Net Rate of Return is less than the Benchmark Rate of Return.
Two tables follow. The first is based on a 3.5% Benchmark Rate of Return, and the second is based on a 5% Benchmark Rate of Return.
The income amounts shown reflect the deduction of all fees and expenses. Portfolio management fees and operating expenses are assumed
to be at an annual rate of    .96    % of their average daily net
assets. Actual fees and expenses under the Contract may be higher or lower, will vary from year to year, and will depend on how you allocate among the portfolios. The mortality and expense risk and administration charge are assumed to be at an annual rate of 1% of the average daily net assets.
Upon request we will furnish a customized illustration based on your individual circumstances and choice of annuity options.
11.INCOME ADVANTAGE ILLUSTRATION12.
N.EFIA
46

ANNUITANT(S): JOHN DOE              ANNUITY PURCHASE AMOUNT: $100,000
SEX: MALE                           CONTRACT DATE:      3/1/9   8
DATE OF BIRTH: 1/1/3   3            FIRST ANNUITY INCOME
                                     DATE:              4/1/9   8
PURCHASE PAYMENT ALLOCATION:        100% VARIABLE           0% FIXED
ANNUITY INCOME OPTION:
        SINGLE LIFE ANNUITY         FREQUENCY OF ANNUITY
                                     INCOME:                  MONTHLY
PREMIUM TAX FOR NEW YORK:           0%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income you actually receive will depend on the investment performance of the portfolios you select. Your variable income can go up or down and no minimum dollar amount of variable income is guaranteed. The amounts shown are based on a 3.5% Benchmark Rate of Return.
                         Annual rate of return after
                         all expenses: (1)
 Annuity Income Date Age -1.   9    5% 3.5%           9.82    %
 Apr. 1, 199   8     65  $58   7       $59   0     $  5   93
 Apr. 1, 199   9     66  $5   56       $59   0     $  6   29
 Apr. 1,    2000     67  $5   27       $59   0     $  6   67
 Apr. 1, 200   1     68  $   499       $59   0     $  7   08
 Apr. 1, 200   2     69  $4   73       $59   0     $  7   51
 Apr. 1, 200   7     74  $3   61       $59   0     $1,0   10
 Apr. 1, 201   2     79  $2   75       $59   0     $1,   359
 Apr. 1, 201   7     84  $2   10       $59   0     $1,8   28
(1) The corresponding returns before annuity and investment expenses
are: 0%, 5.   56    %, and 1   2.00    %

N.EFIA
47
IF YOU APPLIED 100% OF YOUR PURCHASE PAYMENT TO FIXED ANNUITY INCOME ON THE DATE OF THIS ILLUSTRATION, THE AMOUNT OF YOUR FIXED ANNUITY
INCOME WOULD BE $65   0    .   39    .
   FIDELITY INCOME ADVANTAGE
ANNUITY INCOME GRAPH


   Current Expenses: 0.66%
"Male, Age 65, Life Only"       Updated 2/26/97

3.5% Benchmark
First Payment: $591.16


 Net Returns
Year -1.65% 3.50% 10.00%
1 $589  $592  $595
2 $560  $592  $632
3 $532  $592  $672
4 $506  $592  $714
5 $481  $592  $759
6 $457  $592  $807
7 $434  $592  $858
8 $412  $592  $911
9 $392  $592  $969
10 $372  $592  "$1,030 "
11 $354  $592  "$1,094 "
12 $336  $592  "$1,163 "
13 $319  $592  "$1,236 "
14 $303  $592  "$1,314 "
15 $288  $592  "$1,396 "
16 $274  $592  "$1,484 "
17 $260  $592  "$1,577 "
18 $247  $592  "$1,676 "
19 $235  $592  "$1,781 "
20 $223  $592  "$1,893 "
$5,000.00 of your annuity income is tax free each year until the total amount of tax-free income equals the amount of your original investment.
13.INCOME ADVANTAGE ILLUSTRATION14.
N.EFIA
48

ANNUITANT(S): JOHN DOE              ANNUITY PURCHASE AMOUNT: $100,000
SEX: MALE                           CONTRACT DATE:      3/1/9   8
DATE OF BIRTH: 1/1/3   3            FIRST ANNUITY INCOME
                                     DATE:              4/1/9   8
PURCHASE PAYMENT ALLOCATION:        100% VARIABLE            0% FIXED
ANNUITY INCOME OPTION: SINGLE
        LIFE ANNUITY                FREQUENCY OF ANNUITY
                                     INCOME:                  MONTHLY
PREMIUM TAX FOR NEW YORK:           0%

The amount of monthly variable annuity income shown in the table below and the graph that follows assumes a constant annual investment return. The amount of variable annuity income you actually receive will depend on the investment performance of the portfolios you select. Your variable income can go up or down and no minimum dollar amount of variable income is guaranteed. The amounts shown are based on a 5.0% Benchmark Rate of Return.
                      Annual rate of return after all expenses: (1)
 Annuity Income Date Age -1.   9    5% 5%             9.82    %
 Apr. 1, 199   8     65  $67   7       $68   1     $  68   3
 Apr. 1, 199   9     66  $6   32       $68   1     $  71   5
 Apr. 1,    2000     67  $59   0       $68   1     $  7   47
 Apr. 1, 200   1     68  $55   1       $68   1     $  78   2
 Apr. 1, 200   2     69  $5   15       $68   1     $  8   18
 Apr. 1, 200   7     74  $3   65       $68   1     $1,0   23
 Apr. 1, 201   2     79  $2   59       $68   1     $1,   281
 Apr. 1, 201   7     84  $1   84       $68   1     $1,6   03
(1) The corresponding returns before annuity and investment expenses
are: 0%,    7.09    %, and 1   2.00    %

N.EFIA
49
IF YOU APPLIED 100% OF YOUR PURCHASE PAYMENT TO FIXED ANNUITY INCOME ON THE DATE OF THIS ILLUSTRATION, THE AMOUNT OF YOUR FIXED ANNUITY
INCOME WOULD BE $65   0    .   39    .
   FIDELITY INCOME ADVANTAGE
ANNUITY INCOME GRAPH


   Current Expenses: 0.66%
"Male, Age 65, Life Only"       Updated 2/26/97

 5% Benchmark
 First Payment: $681.59


 Net Returns
Year -1.65% 5.00% 10.00%
1 $679  $683  $686
2 $636  $683  $718
3 $596  $683  $753
4 $558  $683  $788
5 $523  $683  $826
6 $490  $683  $865
7 $459  $683  $906
8 $430  $683  $950
9 $402  $683  $995
10 $377  $683  "$1,042 "
11 $353  $683  "$1,092 "
12 $331  $683  "$1,144 "
13 $310  $683  "$1,198 "
14 $290  $683  "$1,255 "
15 $272  $683  "$1,315 "
16 $254  $683  "$1,378 "
17 $238  $683  "$1,443 "
18 $223  $683  "$1,512 "
19 $209  $683  "$1,584 "
20 $196  $683  "$1,659 "

$5,000.00 of your annuity income is tax free each year until the total amount of tax-free income equals the amount of your original investment.

15.TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION

Service Agreements
General Information
Performance
Safekeeping of Variable Account Assets
Distribution of the Contracts
State Regulation
Legal Matters
Registration Statement
Independent Accountants
Financial Statements
INDIVIDUAL RETIREMENT ACCOUNT
DISCLOSURE STATEMENT
1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Annuity (IRA). For this reason, it is important that you read this statement carefully.
REVOCATION
2. You are allowed to revoke or cancel your IRA within thirty (30) days of the later of (1) the date of the application for the IRA; or
(2) the date you receive the IRA Contract. A revocation treats an IRA as if it never existed. If you revoke within ten days of receiving the Contract, EFILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option. If you revoke later during the Free Look Period, EFILI will refund your Purchase Payment adjusted for investment performance.
 You may revoke your IRA by mailing or delivering a notice of revocation to:
  Empire Fidelity Investments Life Insurance Company
  Annuity Service Center
  200 Liberty Street, Tower A
  One World Financial Center
  New York, New York 10281
 A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.
 Any question regarding this procedure may be directed to a Fidelity Annuity Specialist at 1-800-544-2442.
CONTRIBUTIONS
3. You may establish an IRA for the purpose of rolling over all or a portion of certain distributions from a qualified plan, tax sheltered annuity, individual retirement account or other IRA within 60 days of receipt of the distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the distribution.
4. Subsequent contributions will not be accepted.
5. No deduction is allowed for a rollover contribution.
INVESTMENTS
6. The assets in your IRA are nonforfeitable.
7. The IRA is not transferable and is established for the exclusive benefit of you and your designated beneficiary or beneficiaries. DISTRIBUTIONS
8. Distributions from your IRA generally will be included in your gross income for federal income tax purposes for the year in which you receive them.
9. To the extent they are included in taxable income, distributions from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is rolled over to another qualified plan, tax sheltered annuity or IRA, or the distribution is made on account of your death or disability, or the distribution is one of a scheduled series of "substantially equal periodic payments" over your life (or life expectancy) or the joint lives (or joint life expectancies) of yourself and the second person designated by you.
10. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach 70 1/2. Subsequent distributions must be made by December 31 of each year.
11. Generally, you may select any of the annuity income options under the Contract as the method of distribution for the assets of this IRA. However, if you name a Joint Annuitant who is not your spouse, the joint and survivor annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you. Furthermore, if you choose a guarantee period, it generally may not be longer than your life expectancy (or the joint life and last survivor expectancy of you and the Joint Annuitant, if any).
12. Once distributions are required to begin, they must not be less than the amount each year (determined by actuarial tables) which would exhaust the value of all your IRAs over the required distribution period, which is generally your life expectancy or the joint life and last survivor expectancy of you and your spouse. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.
13. If you die before your entire interest is distributed, the remaining interest, if any. will be distributed as follows:
(a) If you die after distribution of your interest has begun, the remaining portion of such interest will continue to be distributed at least as rapidly as under the method of distribution being used prior to your death.
(b) If you die before distributions have begun, the entire remaining interest must be distributed as follows:
 (1) if there is no Joint Annuitant, by December 31st of the year containing the fifth anniversary of your death, and usually within seven days after we receive due proof of your death; or
 (2) if there is a Joint Annuitant, in equal or substantially equal payments over the life or the life with a period certain not exceeding the life expectancy of the Joint Annuitant starting by December 31st of the year following the year of your death.
14. There is a 15% excise tax assessed against annual distributions from tax-favored retirement plans, including IRAs, which exceed the greater of (a) $150,000; and (b) $112,500 adjusted after 1988 to reflect cost-of-living increases. To determine whether you have distributions in excess of this limit you must aggregate the amounts of all distributions received by you during the calendar year from all retirement plans, including IRAs. Please consult with your tax advisor for more complete information including favorable elections.
15. You may rollover all or a portion of your IRA into another IRA or individual retirement annuity and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.
OTHER TAX CONSIDERATIONS
16. Distributions are taxed generally as ordinary income under federal income tax laws.
17. The tax treatment of single sum distributions under Section 402(d) of the Code is not applicable to distributions from IRAs.
18. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place, excess distributions are made, or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.
PROHIBITED TRANSACTIONS
19. If you or your designated beneficiary borrow any money under, or by use of, all or a portion of your IRA, then the entire Contract will lose its IRA classification, and you must include in gross income the fair market value of the Contract as of the first day of the tax year. If you are younger than age 59 1/2 at that time, you may have to pay the 10% penalty tax on premature distributions.
FINANCIAL INFORMATION
20. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will depend upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.
21. As further described in the prospectus, the following are all the charges that EFILI currently makes:
(a) ADMINISTRATIVE CHARGE
 EFILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.
(b) MORTALITY AND EXPENSE RISK CHARGE
 EFILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.
(c) PORTFOLIO EXPENSES
 The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees to Fidelity Management & Research Company. The level of expenses varies by Portfolio. These charges do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

EXHIBIT INDEX
Exhibit                                        Sequential Page Number
(9)  Opinion and consent of David J.
     Pearlman, as to                           C-
     the legality of securities being issued
(10)(a)  Written consent of Coopers & Lybrand. C-
(10)(b)  Written consent of Jorden Burt
         Berenson & Johnson LLP                C-
   .


INCOME ADVANTAGE
STATEMENT OF ADDITIONAL INFORMATION
   APRIL 30, 1998
This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable
Account"). You may obtain a copy of the Prospectus dated    April 30,
1998    , without charge by calling 800-544-2442.
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.
TABLE OF CONTENTS                       PAGE

Service Agreements                      88

General Information                     88

Performance                             88

Safekeeping of Variable Account Assets  90

Distribution of the Contracts           91

State Regulation                        91

Legal Matters                           91

Registration Statement                  91

Independent Accountants                 91

Financial Statements                    91

SERVICE AGREEMENTS
We have entered into a service agreement with Fidelity Investments Life Insurance Company ("FILI"), our parent. FILI may provide accounting, underwriting, claims, actuarial and data processing services.
GENERAL INFORMATION
We may advertise quotes of Owners, Annuitants, Joint Annuitants or Beneficiaries discussing Empire Fidelity Income Advantage or services provided by EFILI. In addition, we may from time to time use statistics in advertising to support the growth of annuity sales. Information to support these statistics may be obtained from the Life Insurance Marketing Research Association, A.M. Best, American Council of Life Insurance or the Variable Annuity Research and Data Service. From time to time, we may reprint and use as advertising and sales literature, articles or quotes from financial or business publications and periodicals. In addition, we may reference or discuss the products and services of other affiliated companies, which may include:
Fidelity funds; retirement investing; brokerage products and services; saving for college; and charitable giving.
In addition, Fidelity Investments Life may also provide information to help individuals understand their investment goals and explore various financial strategies. In communicating these strategies, we may:
(solid bullet) compare the differences between tax deferred and taxable investments;
(solid bullet) discuss factors to consider when purchasing the contract;
(solid bullet) discuss the effects of probate when transferring the contract to heirs;
(solid bullet) discuss traditional sources of retirement income and products which may be used to supplement that income;
(solid bullet) discuss effects of inflation on fixed-income sources and how the variable investment options may be used as a potential hedge against inflation during the deferral and income periods;
(solid bullet) illustrate and compare the effects additional payments have on a contract;
(solid bullet) discuss strategies of reducing risk through diversification of purchase payments and providing hypothetical investment mixes;
(solid bullet) discuss past returns of different classes    of
investments, based on data supplied through various sources such as
Ibbotson Associates of Chicago, Illinois     and;
(solid bullet) assist policyholders with inquiries regarding their annuity.
This information may be obtained from various sources such as The U.S. Department of the Treasury, U.S. Department of Labor, and Individual Annuitant Mortality Table. We may present this information through various methods such as charts, graphs, illustrations, and tables.
You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.
PERFORMANCE
Performance information for any Investment Option may be compared, in reports and advertising to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.
Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including the ranking of any Investment Option derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, rating services, companies, publications or other persons who rank separate accounts or other investment products.
The tables below provide performance results for each Investment
Option through 12/31/9   7    . The performance information is based
on the historical investment experience of the Investment Options and of the Portfolios. It does not indicate or represent future performance.
TOTAL RETURN
Total returns quoted in advertising reflect all aspects of an Investment Option's return, including the automatic reinvestment by the separate account of all distributions and any change in the Investment Option's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Investment Option over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Investment Option's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of an Investment Option.
Table 1 shows the average annual total return on a hypothetical investment in the Investment Options for the last year, from the date that the Portfolios began operations, and, for Portfolios in existence for five years or more, for five years, through December 31,
199   7    . The returns reflect the risk and administrative charge
(1% on an annual basis).
Table 1: Average Annual Total Return for Period Ending on
12/31/9   7    .
Investment Option Start Date One Year Five Years Life of Fund
Fidelity
Asset Manager 9/6/89    19    .45%    11.82    %    11.61    %
Money Market 4/1/82    4.42    %    3.79    % 4.81%*
Investment Grade Bond 12/5/88    7.97    %    6.04    %    7.21    %
Equity-Income 10/9/86    26.83    %    18.94    %    15.56    %*
Growth 10/9/86    22.25    %    16.82    % 16.02%*
High Income 9/19/85    16.49% 12.80    %    11.68    %*
Overseas 1/28/87    10.44    %    12.96    %    7.13    %
Index 500 8/27/92    31.37    %    18.71% 18.67    %
Asset Manager: Growth 1/3/95    23.82    %    N/    A    21.52    %
Contrafund 1/3/95    22.90    % N/A    26.89    %
Growth Opportunities 1/3/95    28.65    % N/A    25.55    %
Balanced 1/3/95    20.96    % N/A    14.13%
Growth & Income 12/30/96 28.80% N/A 27.51%
Morgan Stanley
Emerging Markets Equity 10/1/96 (0.19)% N/A (1.98)%
Strong
Discovery Fund II 5/8/92    9.99% 10.71    %    10.95    %
Opportunity Fund II 5/8/92    24.19    %    18.12    %    18.85    %
Growth Fund II 12/31/96 28.48% N/A 28.48%
Warburg Pincus
International Equity 6/30/95    (3.23)    % N/A    4.80    %
Small Company Growth 6/30/95    14.59    % N/A    20.84    %
Post-Venture Capital 9/30/95 12.21% N/A 7.31%
* 10 Years
In addition to average annual returns, the Investment Options may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Table 2 shows the cumulative total return on a hypothetical investment in the Investment Options from the date the Portfolios began operations
through December 31, 199   7    . The returns reflect the risk and
administrative charge (1% on an annual basis).
Table 2: Cumulative Total Return for Period Ending on 12/31/9   7    ,
unless indicated.
Investment Option Start Date One Year Five Years Life of Fund
Fidelity
Asset Manager 9/6/89    19.45    %    74.83    %    149.44    %
Money Market 4/1/82    4.42    %    20.47    %    59.89    %*
Investment Grade Bond 12/5/88    7.97    %    34.09    %    88.14    %
Equity-Income 10/9/86    26.83    %    138.05    %    324.65    %*
Growth 10/9/86    22.25    %    117.61    %    341.62    %*
High Income 9/19/85    16.49    %    82.59    %    201.91    %*
Overseas 1/28/87    10.44    %    83.90    %    126.58    %   *
Index 500 8/27/92    31.37    %    135.78% 149.80    %
Asset Manager: Growth 1/3/95    23.82    % N/A    79.25    %
Contrafund 1/3/95    22.90    % N/A    104.06    %
Growth Opportunities 1/3/95    28.65    % N/A    97.66    %
Balanced 1/3/95    20.96    % N/A    48.56    %
Growth & Income 12/30/96 28.80% N/A 27.51%
Morgan Stanley
Emerging Markets Debt 6/16/97    N/A     N/A (0.   14    )%
Emerging Markets Equity 10/1/96    (0.19)%     N/A    (2.46)    %
Global Equity 1/2/97 N/A N/A    24.23    %
International Magnum 1/2/97 N/A N/A    7.43%
PBHG
Growth II 5/1/97 N/A N/A    6.78%
Technology &
Communications 5/1/92 N/A N/A    3.39%
Large Cap Value 10/29/97 N/A N/A 4.04%
Small Cap Value 10/29/97 N/A N/A 4.54%
Select 20 9/26/97 N/A N/A 0.03%
Strong
Discovery Fund II 5/8/92    9.99% 66.30    %    79.89%
Growth Fund II 12/31/96    28.48%     N/A    28.48%
Opportunity Fund II 5/8/92 2   4.19% 129.94% 165.42%
Warburg Pincus
International Equity 6/30/95    (3.23)%     N/A    12.47%
Small Company Growth 6/30/95    14.59%     N/A    60.74%
Post-Venture Capital 6/30/95 12.21% N/A 9.24%
* 10 Years
YIELDS
Some Investment Options may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Investment Option over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields quoted in advertising may be based on historical seven day periods.
Current yield for the Money Market Investment Option reflects the income generated by the Investment Option over a 7 day period. Current yield is calculated by determining the change (net of management fees and the 1% insurance charge) of a hypothetical account containing one share of the underlying Portfolio exclusive of capital changes. This change is divided by the value of the account at the beginning of the base period to obtain the base period return. This base period return is annualized by multiplying by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield is obtained by compounding the base period return over a one year period. Since the reinvestment of income is assumed in the calculation of the effective yield, it will generally be higher than the current yield.
For the 7 day period ending on 12/31/9   7    , the Money Market
Investment Option had a current yield of 4.   53    % and an effective
yield of 4.   6    3%.
A 30 day yield for bond Investment Options reflects the income generated by an Investment Option over a 30 day period. Current yield is calculated by determining the interest income (net of management fees and the 1% insurance charge) of a hypothetical account containing one share exclusive of capital changes. Yield will be computed by dividing the net interest income during the period by the value of the hypothetical account at the end of the period. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of premium from income on a daily basis and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are generally excluded from the calculation. The 30 day yield for the
period ending on 12/31/9   7     was    4.76    % for the Investment
Grade Bond Investment Option,    7.37    % for the High Income
Investment Option and    8.96    % for Emerging Markets Debt
Investment Option.
ANNUITY INCOME
Periodic annuity income amounts may be illustrated using the historical performance of the Investment Options, the Standard & Poor's 500 Composite Stock Price Index or other recognized investment benchmark portfolios. All illustrations will reflect the 1% annual annuity charge and actual or assumed Portfolio expenses.
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS
The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.
DISTRIBUTION OF THE CONTRACTS
As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and EFILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the contracts.
STATE REGULATION
EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.
We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.
LEGAL MATTERS
The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J.
Pearlman,    General Counsel of EFILI.     Jorden Burt Boros Cicchetti
Berenson & Johnson LLP of Washington, D.C. has passed on matters relating to federal securities laws.
REGISTRATION STATEMENT
We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.
INDEPENDENT ACCOUNTANTS
The statements of financial condition of Empire Fidelity Investments
Life Insurance Company as of December 31,    1997 and 1996 an    d the
related stat   ements of income, stockholder's equity, and cash flows
for each of the three years in the period ended December 31, 1997, and the statement of assets and liabilities of the Empire Fidelity
Investments Variable Annuity Account A as of December 31, 199   7    ,
and the related statements of operations and changes in net assets included in this registration statement have been included herein in reliance on the reports of Coopers & Lybrand L.L.P., independent accountants, on the authority of that firm as experts in accounting and auditing.
FINANCIAL STATEMENTS
The financial statements of EFILI included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
___________________________________
FINANCIAL STATEMENTS
for the years ended December 31, 1997, 1996 and 1995

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
FINANCIAL STATEMENTS
for the years ended December 31, 1997, 1996 and 1995
Report of Independent Accountants 1
Statements of Financial Condition 2
Statements of Income 3
Statements of Stockholder's Equity 4
Statements of Cash Flows 5
Notes to Financial Statements 6-13
Report of Independent Accountants
To the Board of Directors and Stockholder of Empire Fidelity Investments Life Insurance Company:
We have audited the accompanying statements of financial condition of Empire Fidelity Investments Life Insurance Company (a wholly-owned ultimate subsidiary of FMR Corp.) as of December 31, 1997 and 1996, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial condition of Empire Fidelity Investments Life Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.
Boston, Massachusetts
January 28, 1998
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
STATEMENTS OF FINANCIAL CONDITION
(in thousands, except share data)
December 31, 1997 and 1996

ASSETS                                                           1997             1996



Debt securities available-for-sale                              $ 19,176         $ 16,378

Cash                                                             629              940

Accrued investment income                                        325              265

Deferred policy acquisition costs                                12,960           12,598

Other assets                                                     76               122

Separate account assets                                          793,336          578,323

  Total assets                                                   826,502          608,617



LIABILITIES



Future contract benefits                                        $ 7,183          $ 7,057

Payable to affiliates                                            1,021            544

Other liabilities and accrued expenses                           148              338

Deferred tax liability                                           2,663            2,779

Separate account liabilities                                     793,175          578,073

  Total liabilities                                              804,190          588,791



Commitments and contingencies (Note 8)



STOCKHOLDER'S EQUITY



Common stock, par value $10 per share -                          2,000            2,000
 authorized, 2,000,000 shares; issued and
 outstanding,

Additional paid-in capital                                       11,500           11,500

Unrealized gain (loss) on securities available-for-sale,         289              184
 net of tax

Retained earnings                                                8,523            6,142

  Total stockholder's equity                                     22,312           19,826

  Total liabilities and stockholder's equity                    $ 826,502        $ 608,617


EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
STATEMENTS OF INCOME
(in thousands)
for the years ended December 31, 1997, 1996 and 1995

REVENUES                                         1997           1996           1995



Fees charged to contractholders                 $ 6,933        $ 5,324        $ 3,499

Net investment income                            1,131          948            1,060

Realized gains (losses), net                     123            (1)            1



                                                 8,187          6,271          4,560



BENEFITS AND EXPENSES



Return credited to contractholders and           357            336            442
 other benefits

Underwriting, acquisition and                    3,997          1,679          1,293
 insurance expenses (1)

                                                 4,354          2,015          1,735



Income before provision for income taxes         3,833          4,256          2,825



Provision for income taxes                       1,452          1,595          1,040



Net income                                     $ 2,381         $ 2,661        $ 1,785


(1) Includes affiliated party transactions (Note 6)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
for the years ended December 31, 1997, 1996 and 1995

                                     Common    Additional    Unrealized        Retained     Total
                                     stock     paid-in       gain (loss) on    earnings     stockholder's
                                               capital       securities                     equity
                                                             available-for-
                                                             sale



Balance at January 1, 1995          $ 2,000   $ 10,000      $ (165)           $ 1,696      $ 13,531



Net income                                                                     1,785        1,785



Change in unrealized gain (loss),                            587                            587
 net of tax $316



Balance at December 31, 1995         2,000     10,000        422               3,481        15,903



Capital contribution from parent               1,500                                        1,500



Net income                                                                     2,661        2,661



Change in unrealized gain (loss),                            (238)                          (238)
 net of tax benefit of $128



Balance at December 31, 1996         2,000     11,500        184               6,124        19,826



Net income                                                                     2,381        2,381



Change in unrealized gain (loss),                            105                            105
 net of tax of $57



                                    $ 2,000   $ 11,500      $ 289             $ 8,523      $ 22,312
Balance at December 31, 1997





EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
STATEMENTS OF CASH FLOWS
(in thousands)
for the years ended December 31, 1997, 1996 and 1995

                                                       1997             1996              1995

Cash flows from operating activities:

Net income                                            $ 2,381          $ 2,661           $ 1,785

Adjustments to reconcile net income to net cash provided by operating activities:

 Amortization of bond discount and premium             116              101               62

 Realized (gain) loss on investments                   (123)            1                 (1)

 Depreciation and amortization                         2,615            592               433

 Change in deferred taxes                              (172)            590               484

 Increase in future contract benefits                  310              285               325

 Addition to deferred policy acquisition costs         (2,978)          (3,531)           (2,614)

Changes in assets and liabilities:

 Accrued investment income                             (60)             (4)               (55)

 Amounts due to (from) separate accounts               89               253               (96)

 Payable to parent and affiliates, net                 477              31                332

 Other assets and liabilities                          (153)            (123)             232

Net cash provided by (used in) operating activities    2,502            856               887



Cash flows from investing activities:

 Purchase of investments                               (15,707)         (5,060)           (5,352)

 Proceeds from disposal of investments                 13,078           4,265             2,078

 Additions to separate accounts                        (80,008)         (105,763)         (76,952)

 Additions to fixed assets                             --               --                (8)

Net cash used in investing activities                  (82,637)         (106,558)         (80,234)



Cash flows from financing activities:

 Considerations and deposits on variable               99,257           117,681           87,118
  annuity products

 Payments to contractholders                           (19,433)         (12,778)          (8,229)

 Capital contribution from parent                      --               1,500             --

Net cash provided by financing activities              79,824           106,403           78,889



Net (decrease) increase in cash                        (311)            701               (458)



Cash:

 Beginning of year                                     940              239               697

 End of year                                          $ 629            $ 940             $ 239


EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
Notes to Consolidated Financial Statements
1. ORGANIZATION:
 Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investment Life Insurance Company (FILI), which is a wholly-owned subsidiary of FMR Corp. The Company operates exclusively in the State of New York.
 The Company issues variable deferred and immediate annuity contracts. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Account A, a separate account of the Company. The assets of the Variable Annuity Account A are invested in the portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II and, beginning in 1997, the Variable Insurance Products Fund III, the Morgan Stanley Universal Funds, the PBGH Insurance Series Funds, the Strong Variable Insurance Funds and the Warburg Pincus Trust Funds, which are reported at the net asset value of such portfolios.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
 BASIS OF PRESENTATION
  The accompanying financial statements of the Company have been prepared on the basis of generally accepted accounting principles, which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities.
 INVESTMENTS
 Investments in debt securities available for sale are reported at fair value. Fair values are derived from external market quotations. Unrealized gains or losses on debt securities are excluded from earnings and reported as a separate component of stockholder's equity, net of taxes, until realized. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.
 Investment income is recognized on the accrual basis. Realized gains or losses on investments sold are determined on the basis of specific identification method. Unrealized and realized gains or losses on the Company's funds retained in the separate account are reflected in income.
 SEPARATE ACCOUNT
 Separate account assets represent funds held for the exclusive benefit of variable annuity contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account. The excess of separate account assets over separate account liabilities represents funds of the Company retained in the separate account.
 REVENUE RECOGNITION
 Fees charged to contractholders include mortality risk, expense risk, administrative charges and surrender charges.
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
Notes to Consolidated Financial Statements (continued)
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (continued)
 FUTURE CONTRACT BENEFITS
 Future contract benefits represent the reserve liability which approximates the contractholder's account balance.
 DEFERRED POLICY ACQUISITION COSTS
 The costs of acquiring new business, principally first-year commissions, all of which vary with and are related to the production of new business, have been deferred. These acquisition costs are being amortized in proportion to the present value of expected future gross profits from interest margins, mortality and other elements of performance under the contracts.
 INCOME TAXES
 The Company is included in the consolidated federal income tax return filed by FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate-company basis.
 The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted rates and laws that will be in effect when the differences are expected to reverse.
 USE OF ESTIMATES
 The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
 RECLASSIFICATIONS
 Certain prior year balances have been reclassified to conform with the current year presentation.
3. Investments:
 The components of net investment income were as follows:
     Years ended December 31,


                                        1997                 1996           1995

                                      (in thousands)

Debt securities                        $ 1,118              $ 1,029        $ 1,051

Cash                                    24                   24             22

Investment in separate accounts         56                   16             94

  Total investment income               1,267                1,069          1,167

Investment expenses                     136                  121            107

Net investment income                  $ 1,131              $ 948          $ 1,060


EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
Notes to Consolidated Financial Statements (continued)
3. Investments: (continued)
 Gross realized gains and losses from the sale of debt securities were as follows:
                     Years ended December 31,

                      1997                 1996          1995

                      (in thousands)

Gross realized gains   $ 131                $ --          $ 3

Gross realized losses  $ 8                  $ 1           $ 2



The amortized cost and estimated fair value of debt securities, by type of issuer, were as follows:


                          December 31, 1997
                            Amortized         Gross              Gross              Estimated
                            cost              unrealized         unrealized         Fair
                                              gains              losses             value

U.S. Treasury securities   $ 7,188           $ 311                                 $ 7,499

Corporate securities       $ 10,008          $ 116              $ (1)               10,123

Loan-backed bonds and       1,534             20                                    1,554
 structured securities



  Totals debt securities   $ 18,730          $ 447              $ (1)              $ 19,176




                           December 31, 1996
                            Amortized         Gross              Gross              Estimated
                            cost              unrealized         unrealized         Fair
                                              gains              losses             value

U.S. Treasury securities   $ 8,687           $ 216              $ (19)             $ 8,886

Corporate securities       $ 6,043           $ 70                                   6,113

Loan-backed bonds and       1,363             16                                    1,379
 structured securities



  Totals debt securities   $ 16,095          $ 302              $ (19)             $ 16,378


EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
Notes to Consolidated Financial Statements (continued)
3. Investments: (continued)
 The amortized cost and estimated fair value of debt securities at December 31, 1997, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized            Estimated
                                               cost                 Fair
                                                                    value

                                             (in thousands)

Due in 1 year or less                         $ 848                $ 851

Due after 1 year through 5 years               7,894                7,988

Due after 5 years through 10 years             8,015                8,317

Due after 10 years                             439                  466

Subtotal                                       17,196               17,622

Loan-backed bonds and structured securities    1,534                1,554

                                              $ 18,730             $ 19,176


 All debt securities are investment grade and there are no significant concentrations by issuer or by industry other than U.S. Treasury securities.
4. INCOME TAXES:
The components of the provision for federal and state income taxes attributable to operations were as follows:
                        Years ended December 31,

                        1997           1996           1995

     Current            $ 1,624        $ 1,005        $ 556

     Deferred           (172)          590            484

     Net tax provision  $ 1,452        $ 1,595        $ 1,040

 Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liability were as follows:


                                                            Year ended December 31,
                                                              1997                 1996

                                                            (in thousands)

          Deferred income tax liabilities:

          Deferred policy acquisition costs                  $ 2,813              $ 2,855

          Unrealized gain on securities available for sale    156                  99

          Reserves                                            (352)                (187)

          Other, net                                         $ 19                 $ 12

            Total net deferred tax assets                    $ 2,663              $ 2,779


EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
Notes to Consolidated Financial Statements (continued)
4. INCOME TAXES: (continued)
 The Company paid FILI federal income taxes of $1,136,000, $816,000 and $356,000 in 1997, 1996 and 1995, respectively, related to the Company's separate-company basis net operating results for the year. Payables to FILI of $427,000 and $86,000 have been recorded in 1997 and 1996, respectively. Intercompany tax balances are settled within 30 days of the actual tax payments. State income taxes of $234,000, $205,000 and $33,000 were paid in 1997, 1996 and 1995, respectively.
State income tax recoverables (payables) of $50,000 and $(36,000) have been recorded in 1997 and 1996, respectively.
 The effective tax rates approximate the statutory federal income tax rates for the years ended 1997, 1996 and 1995.
5. Stockholder's Equity and Dividend Restrictions:
 Generally, the net assets of the Company available for transfer to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities.
 Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

                                          Years ended December 31,

                                            1997                            1996           1995

     Statutory net income                  $ 1,707                         $ 305          $ 101

     Statutory capital stock and surplus   $ 11,348                        $ 9,641        $ 7,834


6. AFFILIATED COMPANY TRANSACTIONS:
 The Company's insurance contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc.
(FIA), both of which are affiliated with FMR Corp. The Company has entered into an agreement with FIA under which the Company pays FIA sales compensation of 3% of payments received. The Company compensated FIA in the amount of $3,011,000, $3,521,000 and $2,618,000 in 1997,
1996 and 1995, respectively.
 The Company has entered into an administrative services agreement with FMR Corp. and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FMR Corp. and its subsidiaries $683,000, $405,000 and $338,000 in 1997,
1996 and 1995, respectively, for such services.
 FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $20,000, $9,000 and $10,000 were charged to the Company in 1997, 1996 and 1995, respectively.
 FMR Corp. sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $63,000, $47,000 and $45,000 in 1997, 1996 and 1995, respectively.
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned ultimate subsidiary of FMR Corp.)
Notes to Consolidated Financial Statements (continued)
7. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:
 Underwriting, acquisition and insurance expenses were as follows:

                                 Years ended December 31,

                                   1997                            1996            1995

     Commissions                  $ 3,011                         $ 3,521         $ 2,618

     Amortization of deferred      (404)                           (2,939)         (2,198)
      policy acquisition costs

     Taxes, licenses and fees      31                              168             70

     General insurance expenses    1,359                           929             803

                                  $ 3,997                         $ 1,679         $ 1,293


 During 1997, the Company amortized an additional $1,850,000 of deferred policy acquisition costs. Amortization is adjusted periodically when estimates of future gross profits are revised to reflect actual experience. This adjustment has been reflected in underwriting, acquisition and insurance expenses.
8. COMMITMENT AND CONTINGENCIES:
 Reinsurance
 The Company has entered into agreements to reinsure certain guarantee provisions and mortality losses on its annuity contracts. The Company is contingently liable for claims reinsured that the assuming company is unable to pay. Premiums and deposits ceded under these reinsurance contracts were not material to the financial statements.
STATEMENT OF ASSETS AND LIABILITIES



EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


ASSETS                                                                                DECEMBER 31, 1997

Investments at current market value:

 Variable Insurance Products Fund (VIP)

  Money Market Portfolio - 40,523,191 shares (cost $40,523,191)                       $ 40,523,191

  High Income Portfolio - 1,936,144 shares (cost $23,447,930)                          26,292,832

  Equity-Income Portfolio - 7,799,811 shares (cost $136,245,590)                       189,379,414

  Growth Portfolio - 2,618,273 shares (cost $73,417,324)                               97,137,924

  Overseas Portfolio - 1,305,890 shares (cost $22,579,175)                             25,073,096



 Variable Insurance Products Fund II (VIP II)

  Investment Grade Bond Portfolio - 678,746 shares (cost $8,286,814)                   8,525,055

  Asset Manager Portfolio - 5,098,256 shares (cost $76,484,511)                        91,819,600

  Index 500 Portfolio - 671,317 shares (cost $59,792,835)                              76,791,919

  Asset Manager: Growth Portfolio - 1,977,566 shares (cost $26,302,628)                32,352,984

  Contrafund Portfolio - 6,763,269 shares (cost $98,653,114)                           134,859,574



 Variable Insurance Products Fund III (VIP III)

  Balanced Portfolio - 320,839 shares (cost $4,308,500)                                4,677,837

  Growth & Income Portfolio - 2,302,725 shares (cost $25,769,324)                      28,853,145

  Growth Opportunities Portfolio - 1,724,505 shares (cost $29,023,346)                 33,231,208



 Morgan Stanley Universal Funds (MSUF)

  Emerging Markets Equity Portfolio - 22,182 shares (cost $210,764)                    209,175

  Emerging Markets Debt Portfolio - 34,809 shares (cost $348,688)                      336,604

  Global Equity Portfolio - 26,177 shares (cost $310,300)                              307,316

  International Magnum Portfolio - 16,181 shares (cost $173,935)                       167,959



 PBHG Insurance Series Funds (PBHG)

  Growth II Portfolio - 11,822 shares (cost $126,545)                                  127,088

  Small Cap Value Portfolio - 52,273 shares (cost $539,232)                            547,819

  Large Cap Value Portfolio - 18,769 shares (cost $193,332)                            195,765

  Technology & Communications Portfolio - 35,096 shares (cost $366,187)                365,354

  Select 20 Portfolio - 56,875 shares (cost $553,519)                                  570,452



 Strong Variable Insurance Funds (SVIF)

  Discovery Fund II Portfolio - 7,663 shares (cost $93,530)                            92,191

  Growth Fund II Portfolio - 12,882 shares (cost $162,114)                             160,378

  Opportunity Fund II Portfolio - 15,058 shares (cost $324,423)                        326,748



 Warburg Pincus Trust (WPT)

  Small Company Growth Portfolio - 19,004 shares (cost $305,128)                       313,192

  International Equity Portfolio - 3,021 shares (cost $34,115)                         31,689

  Post-Venture Capital Portfolio - 6,038 shares (cost $65,671)                         66,778



   Total Assets                                                                       $ 793,336,287



NET ASSETS

 Variable Annuity Contracts                                                           $ 772,540,862

 Annuity Reserves                                                                      20,634,066

 Retained in Variable Account by Empire Fidelity Investments Life Insurance Company    161,359



   Total Net Assets                                                                   $ 793,336,287


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                         SUBACCOUNTS INVESTING IN:


                         VIP -                                    VIP -
                           MONEY MARKET                             HIGH INCOME



                         12/31/97                   12/31/96      12/31/97        12/31/96

Income:

 Dividends               $ 2,313,764                $ 1,786,770   $ 1,698,426     $ 1,344,293

Expenses:

 Mortality risk,
  expense risk
  and adminis-            421,031                    369,246       226,931         173,493
  trative charges

Net investment
 income (loss)            1,892,733                  1,417,524     1,471,495       1,170,800

Realized gain (loss)      0                          0             525,904         234,379

Unrealized
 appreciation
 (depreciation)           0                          0             1,549,932       650,495
 during the period

Net increase (decrease)
 in net assets from       1,892,733                  1,417,524     3,547,331       2,055,674
 operations

Payments
 received from            23,195,744                 27,250,681    3,390,097       4,106,021
 contract owners

Transfers
 between sub-             (29,837,690)               (9,795,253)   (936,028)       1,458,992
 accounts and the
 fixed account, net

Transfers
 for contract
 benefits and             (3,370,058)                (1,159,047)   (646,453)       (381,564)
 terminations

Other transfers
 (to) from
 Empire Fidelity
 Investments Life         (14,328)                   6,590         (8,290)         (4,989)
 Insurance Co., net

Net increase
 (decrease) in
 net assets               (10,026,332)               16,302,971    1,799,326       5,178,460
 from contract
 transactions

Retained in
 (returned from)
 Variable Annuity         (18,302)                   (6,995)       (6,399)         (6,253)
 Account A, net

Total increase            (8,151,901)                17,713,500    5,340,258       7,227,881
 (decrease) in
 net assets

Net assets at
 beginning of period      48,675,092                 30,961,592    20,952,574      13,724,693

Net assets at end
 of period               $ 40,523,191               $ 48,675,092  $ 26,292,832    $ 20,952,574



                         SUBACCOUNTS INVESTING IN:


                         VIP -                                     VIP -                        VIP -
                           EQUITY-INCOME                             GROWTH                       OVERSEAS



                         12/31/97                   12/31/96       12/31/97       12/31/96      12/31/97      12/31/96

Income:

 Dividends               $ 15,459,859               $ 5,937,083    $ 3,205,544    $ 4,634,819   $ 2,118,629   $ 525,818

Expenses:

 Mortality risk,
  expense risk
  and adminis-            1,644,530                  1,445,756      884,156        811,476       260,337       231,350
  trative charges

Net investment
 income (loss)            13,815,329                 4,491,327      2,321,388      3,823,343     1,858,292     294,468

Realized gain (loss)      5,142,383                  4,329,089      6,114,534      3,059,832     1,113,127     484,088

Unrealized
 appreciation
 (depreciation)           20,917,615                 8,576,967      9,612,136      2,520,593     (306,443)     1,781,995
 during the period

Net increase (decrease)
 in net assets from       39,875,327                 17,397,383     18,048,058     9,403,768     2,664,976     2,560,551
 operations

Payments
 received from            10,018,315                 21,584,759     3,969,223      16,074,279    1,594,379     3,046,601
 contract owners

Transfers
 between sub-             (8,413,443)                (9,221,157)    (11,918,863)   2,515,925     (2,962,833)   1,632,798
 accounts and the
 fixed account, net

Transfers
 for contract
 benefits and             (3,514,413)                (3,177,333)    (1,865,313)    (1,354,750)   (875,577)     (312,776)
 terminations

Other transfers
 (to) from
 Empire Fidelity
 Investments Life         (51,098)                   (35,670)       (27,180)       (30,252)      (7,253)       (20,485)
 Insurance Co., net

Net increase
 (decrease) in
 net assets               (1,960,639)                9,150,599      (9,842,133)    17,205,202    (2,251,284)   4,346,138
 from contract
 transactions

Retained in
 (returned from)
 Variable Annuity         (35,093)                   (78,836)       (14,603)       (40,650)      (7,153)       (7,308)
 Account A, net

Total increase            37,879,595                 26,469,146     8,191,322      26,568,320    406,539       6,899,381
 (decrease) in
 net assets

Net assets at
 beginning of period      151,499,819                125,030,673    88,946,602     62,378,282    24,666,557    17,767,176

Net assets at end
 of period               $ 189,379,414              $ 151,499,819  $ 97,137,924   $ 88,946,602  $ 25,073,096  $ 24,666,557











VIP II -               VIP II -                    VIP II -                VIP II -                   VIP II -
INVESTMENT             ASSET MANAGER               INDEX 500               ASSET MANAGER:             CONTRAFUND
GRADE BOND                                                                 GROWTH



12/31/97    12/31/96   12/31/97       12/31/96     12/31/97    12/31/96    12/31/97       12/31/96    12/31/97     12/31/96

Income:

 Dividends
$ 398,252   $ 337,043  $ 9,938,064    $ 5,293,835  $ 1,475,663 $ 620,782   $ 31,544       $ 862,945   $ 3,309,751  $ 526,257

Expenses:

 Mortality risk,
  expense risk
  and adminis-
68,030      68,068     843,527        815,364      591,939     242,314     254,365        98,994      1,148,575    786,431
  trative charges

Net investment
 income (loss)
330,222     268,975    9,094,537      4,478,471    883,724     378,468     (222,821)      763,951     2,161,176    (260,174)

Realized gain (loss)
59,791      75,367     1,851,291      1,663,095    2,915,326   702,643     505,357        239,532     4,737,833    1,823,791

Unrealized
 appreciation
 (depreciation)
150,894     (227,009)  4,465,968      4,022,895    11,740,910  3,762,268   5,087,508      801,887     16,812,677  13,273,286
during the period

Net increase (decrease)
 in net assets from
540,907     117,333    15,411,796     10,164,461   15,539,960  4,843,379   5,370,044      1,805,370   23,711,686  14,836,903
 operations

Payments
 received from
547,746     1,204,243  2,619,931      3,467,114    9,783,621   9,153,239   4,997,152      5,577,602   12,859,035  25,690,735
contract owners

Transfers
 between sub-
939,267     (177,798)  (5,488,171)    (11,063,577) 16,761,121  10,692,005  5,149,974      5,074,653   430,459      9,364,673
 accounts and the
 fixed account, net

Transfers
 for contract
 benefits and
(446,731)   (443,215)  (3,352,040)    (2,267,357)  (2,103,893) (760,330)   (364,345)      (154,535)   (2,031,744)(1,779,161)
terminations

Other transfers
 (to) from
 Empire Fidelity
 Investments Life
(4,655)     1,167      (17,911)       (18,904)     (19,321)    (4,432)     (8.770)        (3,396)     (35,583)     (71,396)
 Insurance Co., net

Net increase
 (decrease) in
 net assets
1,035,627   584,397    (6,238,191)    (9,882,724)  24,421,528  19,080,482  9,774,011      10,494,324  11,222,167  33,204,851
 from contract
 transactions

Retained in
 (returned from)
 Variable Annuity
(2,182)     (4,101)    (18,089)       (59,436)     (1,164)     (8,563)     16,275         (16,199)    (17,981)     (24,192)
 Account A, net

Total increase
1,574,352    697,629    9,155,516      222,301      39,960,324  23,915,298  15,160,330     12,283,495  34,915,872 48,017,562
 (decrease) in
 net assets

Net assets at
 beginning of period
6,950,703   6,253,074  82,664,084     82,441,783   36,831,595  12,916,297  17,192,654     4,909,159   99,943,702  51,926,140

Net assets at end
 of period
$ 8,525,055 $ 6,950,703 $ 91,819,600  $ 82,664,084 $ 76,791,919 $36,831,595 $32,352,984 $17,192,654 $134,859,574 $99,943,702


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
 OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY



     SUBACCOUNTS INVESTING IN:



                         VIP III -    VIP III -    VIP III -      MSUF -       MSUF -
                         BALANCED*    GROWTH &     GROWTH         EMERGING     EMERGING
                                      INCOME*      OPPORTUNITIES* MARKETS      MARKETS
                                                                  EQUITY**     DEBT**

INCOME:

                         12/31/97     12/31/97      12/31/97      12/31/97   12/31/97
 Dividends               $ 2,385      $ 741,838     $ 67,255      $ 5,877    $ 11,628

EXPENSES:

 Mortality risk,          28,408       148,409       178,840       93         167
 expense risk
 and adminis-
 trative charges

Net investment            (26,023)     593,429       (111,585)     5,784      11,461
 income (loss)

Realized gain (loss)      171,319      139,286       215,977       (41)       (1,346)

Unrealized
 appreciation
 (depreciation)           369,337      3,083,821     4,207,862     (1,589)    (12,084)
 during the period

Net increase (decrease)
 in net assets
 from operations          514,633      3,816,536     4,312,254     4,154      (1,969)

Payments
 received from
 contract owners          1,763,874    10,522,938    12,056,601    113,615    13,063

Transfers
 between sub-             2,425,981    14,682,913    16,961,634    91,436     331,693
 accounts and the
 fixed account, net

Transfers
 for contract
 benefits and             (27,898)     (163,575)     (98,075)      0          (6,182)
 terminations

Other transfers
 (to) from
 Empire Fidelity
 Investments Life         (2,344)      (10,836)      (6,260)       (30)       (1)
 Insurance Co., net

Net increase
 (decrease) in
 net assets               4,159,613    25,031,440    28,913,900    205,021    338,573
 from contract
 transactions

Retained in
 (returned from)
 Variable Annuity         3,591        5,169         5,054         0          0
 Account A, net

Total increase            4,677,837    28,853,145    33,231,208    209,175    336,604
 (decrease) in
 net assets

Net assets at
 beginning                0            0             0             0          0
 of period

Net assets at end
 of period               $ 4,677,837  $ 28,853,145  $ 33,231,208  $ 209,175  $ 336,604


 * FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.
** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.



     SUBACCOUNTS INVESTING IN:

                                                          PBHG -     PBHG -
                                                          SMALL CAP  LARGE CAP
                         MSUF -   MSUF -     PBHG -       VALUE**    VALUE**
                         GLOBAL   INTERNATIO
                                  NAL        GROWTH II**
                         EQUITY** MAGNUM**

                         12/31/97   12/31/97   12/31/97   12/31/97   12/31/97
INCOME:

 Dividends               $ 5,581    $ 5,039    $ 0        $ 0        $ 0

EXPENSES:

 Mortality risk,          129        86         47         158        80
 expense risk
 and adminis-
 trative charges

Net investment            5,452      4,953      (47)       (158)      (80)
 income (loss)

Realized gain (loss)      1          25         (115)      106        (61)

Unrealized
 appreciation
 (depreciation)           (2,984)    (5,976)    543        8,587      2,433
 during the period

Net increase (decrease)
 in net assets
 from operations          2,469      (998)      381        8,535      2,292

Payments
 received from
 contract owners          191,357    86,824     58,005     102,904    63,807

Transfers
 between sub-             113,505    82,134     68,703     436,360    129,665
 accounts and the
 fixed account, net

Transfers
 for contract
 benefits and             0          0          0          0          0
 terminations

Other transfers
 (to) from
 Empire Fidelity
 Investments Life         (15)       (1)        (3)        15         (2)
 Insurance Co., net

Net increase
 (decrease) in
 net assets               304,847    168,957    126,705    539,279    193,470
 from contract
 transactions

Retained in
 (returned from)
 Variable Annuity         0          0          2          5          3
 Account A, net

Total increase            307,316    167,959    127,088    547,819    195,765
 (decrease) in
 net assets

Net assets at
 beginning                0          0          0          0          0
 of period

Net assets at end
 of period               $ 307,316  $ 167,959  $ 127,088  $ 547,819  $ 195,765


 * FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.
** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.








                                   PBHG -    SVIF -      SVIF -     SVIF -
                                 SELECT 20** DISCOVERY   GROWTH     OPPORTUNITY
                    PBHG -                   FUND II**   FUND II**  FUND II**
                    TECHNOLOGY &
                    COM-
                    M UNICATIONS**

                         12/31/97   12/31/97  12/31/97   12/31/97   12/31/97

INCOME:

 Dividends               $ 0        $ 0        $ 0       $ 5,758    $ 324

EXPENSES:

 Mortality risk,                     202        48        66         156
 expense risk
 and adminis-
 trative charges          144

Net investment                       (202)      (48)      5,692      168
 income (loss)            (144)

Realized gain (loss)      (593)      1          (44)      (79)       0

Unrealized
 appreciation
 (depreciation)                      16,933     (1,339)   (1,736)    2,325
 during the period        (833)

Net increase (decrease)
 in net assets
 from operations          (1,570)    16,732     (1,431)   3,877      2,493

Payments
 received from
 contract owners          138,324    115,860    32,805    94,312     152,948

Transfers
 between sub-                        437,871    60,817    62,188     171,182
 accounts and the
 fixed account, net       228,607

Transfers
 for contract
 benefits and                        0          0         0          0
 terminations             0

Other transfers
 (to) from
 Empire Fidelity
 Investments Life                    (10)       (10)      38         87
 Insurance Co., net       (32)

Net increase
 (decrease) in
 net assets                          553,721    93,612    156,538    324,217
 from contract
 transactions             366,899

Retained in
 (returned from)
 Variable Annuity                    (1)        10        (37)       38
 Account A, net           25

Total increase                       570,452    92,191    160,378    326,748
 (decrease) in
 net assets               365,354

Net assets at
 beginning                           0          0         0          0
 of period                0

Net assets at end
 of period               $ 365,354  $ 570,452  $ 92,191  $ 160,378  $ 326,748





                         WPT -      WPT -     WPT -
                         SMALL      INTERNAT
                                    IONAL     POST-
                         COMPANY    EQUITY**  VENTURE
                         GROWTH**             CAPITAL**

                                                        TOTAL

                         12/31/97   12/31/97  12/31/97  12/31/97       12/31/96

INCOME:

 Dividends               $ 0        $ 2,023   $ 8       $ 40,797,212   $ 21,869,645

EXPENSES:

 Mortality risk,          143        16        44        6,700,657
 expense risk
 and adminis-                                                           5,042,492
 trative charges

Net investment            (143)      2,007     (36)      34,096,555     16,827,153
 income (loss)

Realized gain (loss)      305        0         (281)     23,490,006     12,611,816

Unrealized
 appreciation
 (depreciation)           8,064      (2,426)   1,107     77,703,242     35,163,377
 during the period

Net increase (decrease)
 in net assets
 from operations          8,226      (419)     790       135,289,803    64,602,346

Payments
 received from
 contract owners          74,156     11,805    18,680    98,587,121     117,155,274

Transfers
 between sub-             230,810    20,304    47,306    306,902        481,261
 accounts and the
 fixed account, net

Transfers
 for contract
 benefits and             0          0         0         (18,866,297)   (11,790,068)
 terminations

Other transfers
 (to) from
 Empire Fidelity
 Investments Life         17         (2,059)   (3)       (215,838)      (181,767)
 Insurance Co., net

Net increase
 (decrease) in
 net assets               304,983    30,050    65,983    79,811,888     105,664,700
 from contract
 transactions

Retained in
 (returned from)
 Variable Annuity         (17)       2,058     5         (88,786)       (252,533)
 Account A, net

Total increase            313,192    31,689    66,778    215,012,905
 (decrease) in                                                          170,014,513
 net assets

Net assets at
 beginning                0          0         0         578,323,382    408,308,869
 of period

Net assets at end
 of period               $ 313,192  $ 31,689  $ 66,778  $ 793,336,287  $ 578,323,382


NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
OF
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
16. ORGANIZATION.
Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (EFILI) on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle for individual Retirement Reserves and Income Advantage variable annuity contracts. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp.
In 1997, EFILI added eighteen new subaccounts to the Account; VIP III
- Balanced, VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG - Growth II, PBHG - Small Cap Value, PBHG - Large Cap Value, PBHG - Technology & Communications, PBHG - Select 20, SVIF - Discovery Fund II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity, WPT - Post-Venture Capital.
17. SIGNIFICANT ACCOUNTING POLICIES.
Investments are made in the portfolios of the subaccounts and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.
In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of EFILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and EFILI's general account has not been registered as an investment company under the Investment Company Act of 1940.
Annuity reserves are computed for contracts in the income stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the State of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.
The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").
The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
18. EXPENSES.
EFILI deducts a daily charge from the net assets of the Account for administrative expenses and for the assumption of mortality risk and expense risk. Prior to November 3, 1997, the daily charge was equivalent to an annual effective rate of 1% of net assets. On November 3, 1997, EFILI reduced the daily charge on the Retirement Reserves contracts to an annual effective rate of 0.8% of net assets. EFILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge is waived on certain contracts.
Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
19. AFFILIATED COMPANY TRANSACTIONS.
The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to the VIP, VIP II and VIP III portfolios. Fidelity Investments Institutional Operations Co., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II and VIP III portfolios.
20. PURCHASES AND SALES OF INVESTMENTS.
The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1997:
                                     PURCHASES      SALES

VIP - Money Market                  $  40,626,139  $  48,778,040

VIP - High Income                     9,153,878      5,889,456

VIP - Equity-Income                   27,763,208     15,943,611

VIP - Growth                          9,847,941      17,383,289

VIP - Overseas                        5,901,185      6,301,330

VIP II - Investment Grade Bond        3,949,956      2,586,289

VIP II - Asset Manager                13,777,280     10,939,023

VIP II - Index 500                    33,411,864     8,107,776

VIP II - Asset Manager: Growth        11,990,962     2,423,497

VIP II - Contrafund                   25,483,875     12,118,513

VIP III - Balanced                    5,869,577      1,732,396

VIP III - Growth & Income             26,331,732     701,694

VIP III - Growth Opportunities        30,203,470     1,396,101

MSUF - Emerging Markets Equity        215,459        4,654

MSUF - Emerging Markets Debt          411,823        61,789

MSUF - Global Equity                  310,342        43

MSUF - International Magnum           175,996        2,086

PBHG - Growth II                      132,705        6,045

PBHG - Small Cap Value                548,054        8,928

PBHG - Large Cap Value                198,280        4,887

PBHG - Technology & Communications    374,984        8,204

PBHG - Select 20                      553,556        38

SVIF - Discovery Fund II              108,570        14,996

SVIF - Growth Fund II                 170,452        8,259

SVIF - Opportunity Fund II            324,476        53

WPT - Small Company Growth            317,505        12,682

WPT - International Equity            34,128         13

WPT - Post-Venture Capital            83,646         17,694

21. UNIT VALUES.
A summary of changes in accumulation units and ending unit and contract values for variable annuity contracts at December 31, 1997 and 1996 are as follows:


                                                  PAYMENTS
                                      BEGINNING   RECEIVED    TRANSFERS    CONTRACT
                                      BALANCE     FROM        BETWEEN      TERMINATIONS             ENDING
                                                                                                    BALANCE
                                      UNITS       CONTRACT    SUBACCOUNTS,              UNITS       UNIT
                                                                                                    VALUE    DOLLARS
                                                  OWNERS      NET



JANUARY 1, 1997 TO DECEMBER 31, 1997

 VIP - Money Market                   3,144,313   1,192,450   (1,961,731)   135,772     2,510,803  $ 15.98  $ 40,122,752

 VIP - High Income                    820,013     125,044     (36,435)      (39,629)    868,993    $ 29.00   25,203,764

 VIP - Equity-Income                   4,755,212   283,630     (254,145)     (118,385)   4,666,312  $ 39.39   183,811,551

 VIP - Growth                          2,503,391   102,300     (325,759)     (50,212)    2,229,721  $ 42.76   95,348,269

 VIP - Overseas                        1,151,640   68,604      (123,259)     (37,425)    1,059,560  $ 23.52   24,922,843

 VIP II - Investment Grade Bond        382,801     18,247      64,575        (23,502)    442,121    $ 18.75   8,288,748

 VIP II - Asset Manager                3,900,514   115,925     (240,287)     (171,837)   3,604,315  $ 24.80   89,382,163

 VIP II - Index 500                    1,887,371   443,549     793,394       (122,980)   3,001,334  $ 24.83   74,512,753

 VIP II - Asset Manager: Growth        1,163,007   308,312     331,850       (42,970)    1,760,200  $ 17.95   31,593,890

 VIP II - Contrafund                   5,882,023   702,932     (5,288)       (160,091)   6,419,636  $ 20.47   131,438,645

 VIP III - Balanced *                              154,849     243,840       (27,312)    371,377    $ 11.98   4,449,837

 VIP III - Growth & Income *                       936,634     1,359,453     (132,531)   2,163,555  $ 12.68   27,424,348

 VIP III - Growth Opportunities *                  1,076,440   1,563,569     (81,549)    2,558,459  $ 12.63   32,320,770

 MSUF - Emerging Markets Equity **                 11,511      9,298         (3)         20,806     $ 10.05   209,175

 MSUF - Emerging Markets Debt **                   1,251       31,482        (603)       32,130     $ 10.48   336,604

 MSUF - Global Equity **                           18,774      11,206        (1)         29,979     $ 10.25   307,316

 MSUF - International Magnum **                    8,767       8,275         0           17,042     $ 9.86    167,959

 PBHG - Growth II **                               5,767       6,751         (641)       11,877     $ 10.15   120,577

 PBHG - Small Cap Value **                         10,032      42,492        (744)       51,781     $ 10.43   540,062

 PBHG - Large Cap Value **                         6,302       12,765        (626)       18,440     $ 10.27   189,335

 PBHG - Technology & Communications **             14,091      22,932        (2,985)     34,037     $ 9.87    335,899

 PBHG - Select 20 **                               11,265      43,493        (1)         54,758     $ 10.42   570,453

 SVIF - Discovery Fund II **                       3,308       6,202         (1,464)     8,046      $ 9.69    77,996

 SVIF - Growth Fund II **                          9,503       6,146         0           15,649     $ 10.25   160,415

 SVIF - Opportunity Fund II **                     15,195      17,006        (630)       31,571     $ 10.15   320,324

 WPT - Small Company Growth **                     7,472       23,269        (2,476)     28,265     $ 10.19   288,010

 WPT - International Equity **                     1,196       2,010         0           3,206      $ 9.24    29,631

 WPT - Post-Venture Capital **                     1,875       4,639         0           6,514      $ 10.25   66,773

                                                                                                             $ 772,540,862

JANUARY 1, 1996 TO DECEMBER 31, 1996

 VIP - Money Market                    2,086,339   1,396,811   (671,222)   332,385     3,144,313  $ 15.30  $ 48,101,350

 VIP - High Income                     605,822     175,020     61,177      (22,006)    820,013    $ 24.89   20,409,560

 VIP - Equity-Income                   4,481,146   751,876     (315,456)   (162,354)   4,755,212  $ 31.05   147,641,357

 VIP - Growth                          2,004,576   487,213     73,706      (62,104)    2,503,391  $ 34.97   87,540,085

 VIP - Overseas                        930,291     154,412     85,133      (18,195)    1,151,640  $ 21.29   24,519,804

 VIP II - Investment Grade Bond        358,773     71,690      (12,681)    (34,981)    382,801    $ 17.36   6,644,585

 VIP II - Asset Manager                4,435,615   181,581     (584,908)   (131,774)   3,900,514  $ 20.75   80,953,438

 VIP II - Index 500                    802,405     537,084     624,968     (77,086)    1,887,371  $ 18.89   35,655,373

 VIP II - Asset Manager: Growth        396,158     419,484     378,254     (30,890)    1,163,007  $ 14.49   16,853,490

 VIP II - Contrafund                   3,685,097   1,742,216   631,751     (177,041)   5,882,023  $ 16.65   97,957,527

                                                                                                          $ 566,276,569

*  FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1997.

** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1997.


REPORT OF INDEPENDENT ACCOUNTANTS
TO THE CONTRACT OWNERS OF EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY
ACCOUNT A:


We have audited the accompanying statement of assets and liabilities of Empire Fidelity Investments Variable Annuity Account A (comprised of VIP - Money Market, VIP - High Income, VIP - Equity-Income, VIP - Growth, VIP - Overseas, VIP II - Investment Grade Bond, VIP II - Asset Manager , VIP II - Index 500, VIP II - Asset Manager: Growth, VIP II - Contrafund, VIP III - Balanced , VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG
-  Growth II, PBHG -  Small Cap Value, PBHG -  Large Cap Value, PBHG -
Technology & Communications, PBHG -   Select 20, SVIF-  Discovery Fund
II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity and WPT - Post-Venture Capital) of Empire Fidelity Investments Life Insurance Company as of December 31, 1997, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned subaccounts comprising Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company as of December 31, 1997, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 28, 1998

PART C
OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
 a)  Financial Statements included in Part B
  The following financial statements of Empire Fidelity Investments Life Insurance Company and of Empire Fidelity Investments Variable Annuity Account A are filed in Part B.
 Statement of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 1997.
 Statements of Operations and Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account I for year ended December 31, 1997 and 1996.
 Report of Coopers & Lybrand on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.
 Balance Sheet of Empire Fidelity Investments Life Insurance Company as of December 31, 1997 and 1996.
 Statements of Income for Empire Fidelity Investments Life Insurance Company for the Year Ended December 31, 1997 and 1996.
 Statements of Changes in Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Year Ended December 31, 1997 and 1996.
 Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Year Ended December 31, 1997 and 1996.
 Report of Coopers & Lybrand on Financial Statements of Empire Fidelity Investments Life Insurance Company.
There are no financial statements included in Part A.
 b)  Exhibits
(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1).
(2) Not Applicable.
(3) (a) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services, Inc. (Note 1).
(4) (a) Specimen Variable Annuity Contract. (Note 4)
 (c) Endorsement for Qualified Contracts. (Note 4)
(5) (a) Application for Variable Annuity Contract. (Note 4)
(6) (a) Charter of Empire Fidelity Investments Life. (Note 1)
   (b) Bylaws of Empire Fidelity Investments Life. (Note 1)
(7)  Not applicable.

(8) (a) Service Agreement between Empire Fidelity
    Investments Life and Fidelity Investments Life. (Note 1)
 (b) Service Agreement between Empire Fidelity
    Investments Life and Fidelity Investments
    Corporate Services. (Note 1)
(9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued. (Note 5)
(10) (a) Written consent of Coopers & Lybrand. (Note 5)
   (b) Written consent of Jorden Burt Berenson & Johnson LLP
    (Note 5)
(11)  Not Applicable
(12)  Not Applicable
(13)  Not Applicable
(14) (a) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund (Note 1)
 (b) Form of Participation Agreement Between Empire Fidelity Investments Life, Fidelity Distributors Corporation and Variable Insurance Products Fund II (Note 1)
     (c) Form of Participation Agreement between Empire Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 4)
    (d) Form of Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 4)
`
    (e) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 4)

    (f) Form of Participation Agreement between Empire Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 4)
(15) (a) Powers of Attorney (Note 3)
    Powers of Attorney for Lena G. Goldberg and Paul J. Hondros (Note
4)

___________________
(Note 1) Incorporated by reference to original registration statement filed on Form N-4 on April 24, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.
(Note 2) Filed electronically herein
(Note 3) Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A.
(Note 4) Incorporated by reference to original registration statement filed on Form N-4 on August 29, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 25. Directors and Officers of the Depositor
 The directors and officers of Empire Fidelity Investments Life are as follows:

     Directors of Empire Fidelity Investments Life



     J. GARY BURKHEAD, Director

     JAMES C. CURVEY, Director

     LENA G. GOLDBERG, Director

     JOHN J. REMONDI, Director

     RODNEY R. ROHDA, Director and Chairman

     PAUL J. HONDROS, Director and Secretary

     DAVID C. WEINSTEIN, Director and Secretary

     DENIS M. McCARTHY, Director

     ROY BALLENTINE, Director

     PETER JOHANNSEN, Director

     JOSHUA BERMAN, Director

     MALCOLM MACKAY, Director

     FLOYD L. SMITH, Director



The addresses of Roy Ballentine, Joshua Berman, Peter Johannsen , Malcolm MacKay and Floyd L. Smith are 11 Depot Street, P.O.Box 1860, Wolfboro, New Hampshire 03894; 919 Third Avenue, New York, New York 10022; One Post Office Square, Boston, Massachusetts 02109, and 4 Peter Cooper Road, #9G, New York, New York 10010 respectively. The principal business address of each of the other above persons is 82 Devonshire Street, Boston, Massachusetts 02109.
Executive Officers Who Are not Directors
Executive officers of Empire Fidelity Investments Life who are not directors are as follows.
   ALLAN BRANDON, Vice President and Chief Administrative Officer DAVID J. PEARLMAN, Vice President, Secretary and General Counsel JOSEPH L.. KURTZER Jr., Treasurer
The principal business address of Allan Brandon is One World Financial Center, 200 Liberty Street, Tower A, New York, New York 10281. The principal business address of Messrs. Kurtzer and Pearlman is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common control with the Depositor or Registrant.
 See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.
Item 27.  Number of Contract Owners.
 As of December 31, 1997 there were 548 Qualified Contracts and 9,468 Non-qualified Contracts outstanding.
Item 28.  Indemnification.
FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policy"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom. There are a number of exclusions from coverage. Among the matters excluded are Losses arising as a result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omission, and (5) claims for an accounting or profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state law.
The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Empire Fidelity Investments Life indemnifies the director or officer (with a maximum aggregate per loss deductible of $25,000) if Empire Fidelity Investments Life does not indemnify the director or officer.
New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.
The text of Article VI of Empire Fidelity Investment Life's By-Laws, which relates to indemnification of the directors and officers, is as follows:
Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgement in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney's fees), judgements, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed entitled under any lawful agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such person.
 The Board of Directors may purchase and maintain insurance on behalf on any person who is or was a director, officer, employee of agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify against such liability.
 Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its against is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29.  Principal Underwriters.
 (a) Fidelity Brokerage Services, Inc. acts as distributor for other variable life and variable annuity contracts registered by separate accounts of EFILI, Fidelity Investments Life Insurance Company, Monarch Life Insurance Company, and PFL Life Insurance Company.
 (b)
Name and Principal     Positions and Offices with Underwriter
Business Address
Roger T. Servison     Director
Robert P. Mazzarella     Director and President
Rodney R. Rohda      Director
Edward L. McCartney     Executive Vice President
J. Peter Benzie      Executive Vice President
Bruce MacAlpine      Vice President
Kenneth Klipper      Treasurer
Gary Greenstein      Assistant Treasurer
Jeffrey R. Larsen      Legal Counsel & Clerk
Linda Holland      Compliance Officer
Richard Blades      Compliance Registered Options Principal
Jay Freedman      Assistant Clerk
(c) Commissions and other compensation was received by the principal underwriter.
  See Item 24 (b) (3). No compensation was received by the principal underwriter from the registrant or depositor during the registrant's or depositor's last fiscal year.
 The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.
Item 30. Location of Accounts and Records
 The records regarding the Account required to be maintained by
Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.
Item 31. Management Services
 The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 1996 and 1995 were $ 343,376 and $297,600, respectively.
Item 32. Undertakings
 (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never than 16 months old for so long as payments under the variable annuity contracts may be accepted.
 (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in a prospectus that the applicant can remove to send for a Statement of Additional Information.
 (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
 (d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.
   (e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company


SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 28th day of April, 1998.
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Registrant)
By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)
By: _/s/Rodney R. Rhoda  Attest:_/s/David J. Pearlman
        Rodney R. Rohda, President, Chairman   David J. Pearlman,
        Chief Executive Officer and Cheif Operating Officer
Secretary
 As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 28th day of April, 1998.
Signature   Title
_/s/Rodney R. Rhoda  President, Chairman and Director
Rodney R. Rohda   (Chief Executive Officer)
     (Chief Operating Officer)   )By:_/s/David J. Pearlman
          )       David J. Pearlman
________________  Director     )       (Attorney-in-Fact)
J. Gary Burkhead        )
          )
________________  Director     )
James C. Curvey        )
          )
________________  Director     )
John J. Remondi        )
          )
________________  Director     )
Lena G. Goldberg       )
          )
_______________  Director     )
Roy Ballentine        )
          )
_______________  Director     )
Peter Johannsen        )
          )
_______________  Director     )
Joshua Berman
          )By: ______________
          )    David J. Pearlman
_______________  Director     )     (Attorney-in-Fact)
Malcolm MacKay       )
          )
_______________  Director     )
Denis M. McCarthy       )
          )
_______________  Director     )
Floyd L. Smith        )
          )
_______________  Director     )
David Weinstein        )